Document and Entity Information	6 Months Ended
	Jun. 30, 2013	Aug. 14, 2013
Document And Entity Information
Entity Registrant Name	Marathon Patent Group, Inc.
Entity Central Index Key	0001507605
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		5,333,822
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013

Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 6,391,293	$ 2,354,169	$ 129,152
Accounts receivable	250,000
Marketable securities - available for sale securities	6,250	12,500
Prepaid expenses	445,925	40,333
Assets of discontinued operations - current portion		82,145	20,000
Total current assets	7,093,468	2,489,147	149,152
Other assets:
Property and equipment, net	8,889
Intangible assets, net	2,501,984	492,152
Goodwill	2,144,488
Assets of discontinued operations - long term portion		1,035,570	3,500
Total other assets	4,655,361	1,527,722	3,500
Total Assets	11,748,829	4,016,869	152,652
Current liabilities:
Accounts payable and accrued expenses	392,876	57,158	4,000
Notes payable - related party			152,974
Advances payable			100,000
Liabilities of discontinued operations	30,664	30,664
Total liabilities	423,540	87,822	256,974
Stockholders' Equity:
Preferred stock, $.0001 par value, 50,000,000 shares authorized: none issued and outstanding
Common stock, $.0001 par value; 200,000,000 shares authorized; 5,167,988 and 3,503,565 issued and outstanding at quarters June 30, 2013 and December 31, 2012. 45,546,345 and 10,000,000 issued and outstanding at years end December 31, 2012 and 2011	517	352	1,000
Additional paid-in capital	19,794,687	10,976,325	4,000
Accumulated other comprehensive income - marketable securities available for sale	(6,250)
Deficits accumulated during the development stage	(8,453,169)	(7,037,134)	(109,322)
Total Marathon Patent Group, Inc. equity	11,335,785	3,939,543	(104,322)
Non-controlling interest in subsidiary	(10,496)	(10,496)
Total stockholders' equity	11,325,289	3,929,047	(104,322)
Total liabilities and stockholders' equity	$ 11,748,829	$ 4,016,869	$ 152,652

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	5,167,988	3,503,565	10,000,000
Common stock, shares outstanding	5,167,988	3,503,565	10,000,000

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Income Statement [Abstract]
Revenues	$ 1,524,979		$ 1,524,979					$ 1,524,979
Cost of revenues	760,305		760,305					760,305
Gross profit	764,674		764,674					764,674
Expenses
Compensation and related taxes	1,041,353	81,449	1,468,028	922,392		2,676,462	2,676,462	4,144,490
Consulting fees	130,685	27,171	175,909	1,856,594		2,042,144	2,042,144	2,218,053
Professional fees	289,752	107,464	448,224	370,203	4,605	510,112	514,717	962,941
General and administrative	122,976	68,069	206,982	192,538	5,243	312,244	317,487	524,469
Total operating expenses	1,584,766	284,153	2,299,143	3,341,727	9,848	5,540,962	5,550,810	7,849,953
Operating loss from continuing operations	(820,092)	(284,153)	(1,534,469)	(3,341,727)	(9,848)	(5,540,962)	(5,550,810)	(7,085,279)
Other income (expenses)
Other income				125,000		125,000	125,000	125,000
Realized loss other than temporary decline - available for sale						(112,500)	(112,500)	(112,500)
Interest expense	(229)		(459)			(153)	(153)	(612)
Interest income	349	173	640	173		978	978	1,618
Total other income	120	173	181	125,173		13,325	13,325	13,506
Loss from continuing operations before provision for income taxes	(819,972)	(283,980)	(1,534,288)	(3,216,554)	(9,848)	(5,527,637)	(5,537,485)	(7,071,773)
Provision for income taxes
Loss from continuing operations	(819,972)	(283,980)	(1,534,288)	(3,216,554)	(9,848)	(5,527,637)	(5,537,485)	(7,071,773)
Discontinued operations:
Income (loss) from discontinued operations, net of tax	9,473	(1,302,620)	118,253	(1,329,925)	(99,474)	(1,410,671)	(1,510,145)	(1,391,892)
Net loss	(810,499)	(1,586,600)	(1,416,035)	(4,546,479)	(109,322)	(6,938,308)	(7,047,630)	(8,463,665)
Less: Net loss attributable to non-controlling interest		101		101		10,496	10,496	10,496
Net loss attributable to Marathon Patent Group, Inc.	$ (810,499)	$ (1,586,499)	$ (1,416,035)	$ (4,546,378)	$ (109,322)	$ (6,927,812)	$ (7,037,134)	$ (8,453,169)
Loss per common share, basic and diluted:
Loss from continuing operations	$ (0.19)	$ (0.09)	$ (0.4)	$ (1.16)	$ 0	$ (0.15)	$ (0.22)	$ (2.94)
Loss from discontinued operations	$ 0	$ (0.41)	$ 0.03	$ (0.48)	$ (0.01)	$ (0.04)	$ (0.06)	$ (0.58)
Income Loss From Operations Basic And Diluted	$ (0.19)	$ (0.5)	$ (0.37)	$ (1.64)	$ (0.01)	$ (0.19)	$ (0.28)	$ (3.51)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted	4,249,120	3,174,716	3,874,283	2,774,609	7,469,388	36,238,712	24,948,719	2,409,025

Consolidated Statement of Shareholders Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, value at Apr. 29, 2011
Beginning balance, shares at Apr. 29, 2011
Common stock issued to officers for cash, shares	10,000,000
Common stock issued to officers for cash, value	1,000	4,000			5,000
Common stock issued for advance payable, value
Common stock issued pursuant to an option agreement, value
Common stock issued for acquisition of patents, value
Proceeds from disgorgement of former officer short swing profits
Net loss			(109,322)		(109,322)
Ending balance, value at Dec. 31, 2011	1,000	4,000	(109,322)		(104,322)
Ending balance, shares at Dec. 31, 2011	10,000,000
Recapitalization of the Company, shares	7,500,000
Recapitalization of the Company, value	750	2,650			3,400
Common stock issued for cash, shares	13,449,965
Common stock issued for cash, value	1,345	6,510,620			6,511,965
Common stock issued for advance payable, shares	200,000
Common stock issued for advance payable, value	20	99,980			100,000
Common stock issued for legal services, shares	375,000
Common stock issued for legal services, value	38	164,962			165,000
Common stock issued pursuant to an option agreement, shares	10,000,000
Common stock issued pursuant to an option agreement, value	1,000				1,000
Common stock issued for compensation, shares	83,218
Common stock issued for compensation, value	9	33,278			33,287
Common stock issued for exercise of warrants on a cashless basis, shares	4,494,829
Common stock issued for exercise of warrants on a cashless basis, value	449	(449)
Common stock issued for acquisition of patents, shares	9,250,000
Common stock issued for acquisition of patents, value	925				925
Stock-based compensation in connection with warrants granted to employees and consultants, value		4,238,100			4,238,100
Cancellation of common stock in connection with rescission agreement, shares	(9,806,667)
Cancellation of common stock in connection with rescission agreement, value	(981)	(131,019)			(132,000)
Proceeds from disgorgement of former officer short swing profits		50,000			50,000
Net loss			(6,927,812)	(10,496)	(6,938,308)
Ending balance, value at Dec. 31, 2012	$ 4,555	$ 10,972,122	$ (7,037,134)	$ (10,496)	$ 3,929,047
Ending balance, shares at Dec. 31, 2012	45,546,345

Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Cash flows from operating activities:
Net loss attributable to Marathon Patent Group, Inc.	$ (1,416,035)	$ (4,546,378)	$ (109,322)	$ (6,927,812)	$ (7,037,134)	$ (8,453,169)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization expense	475,680			8,773	8,773	484,453
Amortization of prepaid expense in connection with the issuance of common stock issued for prepaid services	11,250					11,250
Depreciation expense	1,111					1,111
Stock based compensation on warrants granted	72,064	2,598,438		2,723,162	2,723,162	2,795,226
Stock based compensation on options granted	405,957			1,514,938	1,514,938	1,920,895
Common stock issued for services	564,250	75,000		198,287	198,287	762,537
Non-controlling interest		(101)		(10,496)	(10,496)	(10,496)
Non-cash revenue	(1,000,000)					(1,000,000)
Non-cash other income		(125,000)		(125,000)	(125,000)	(125,000)
Realized loss other than temporary decline - available for sale				112,500	112,500	112,500
Impairment of mineral rights		1,256,000	99,474	1,256,000	1,355,474	1,355,474
Impairment of assets of discontinued operations		30,248		30,248	30,248	30,248
Changes in operating assets and liabilities
Accounts receivable	(250,000)					(250,000)
Assets of discontinued operations - current portion	82,145	20,000		(62,145)	(62,145)	20,000
Prepaid expenses	24,414	(71,600)	(20,000)	(36,933)	(56,933)	(32,519)
Deposits			(3,500)		(3,500)	(3,500)
Assets of discontinued operations - long term portion		3,915		3,915	3,915	3,915
Accounts payable and accrued expenses	335,718	103,703	4,000	53,159	57,159	392,877
Net cash used in operating activities	(693,446)	(655,775)	(29,348)	(1,261,404)	(1,290,752)	(1,984,198)
Cash flows from investing activities:
Acquisition of mineral rights		(325,000)		(325,000)	(325,000)	(325,000)
Acquisition of patents	(350,000)			(500,000)	(500,000)	(850,000)
Note receivable - related party		(133,058)		(147,708)	(147,708)	(147,708)
Collection on note receivable - related party				147,708	147,708	147,708
Purchase of property and equipment	(10,000)					(10,000)
Sale of real estate property (discontinued operations)	1,052,320			576,477	576,477	1,628,797
Acquisition of real estate property		(254,016)		(1,366,627)	(1,366,627)	(1,366,627)
Acquisition of Cyberfone Systems, LLC (cash portion)	(500,000)					(500,000)
Capitalized cost related to improvements of real estate property (discontinued operations)	(16,750)			(245,420)	(245,420)	(262,170)
Net cash provided by (used in) investing activities	175,570	(712,074)		(1,860,570)	(1,860,570)	(1,685,000)
Cash flows from financing activities:
Payment on note payable		(930,000)		(930,000)	(930,000)	(930,000)
Payment on note payable - related party		(152,974)		(152,974)	(152,974)	(152,974)
Payment on note payable in connection with the acquisition of Cyberfone Systems, LLC	(500,000)					(500,000)
Payment in connection with the cancellation of stock and rescission agreement		(132,000)		(132,000)	(132,000)	(132,000)
Proceeds from disgorgement of former officer short swing profits				50,000		50,000
Proceeds from advances payables			100,000		100,000	100,000
Proceeds from promissory note - related party			53,500		53,500	53,500
Proceeds from sale of common stock, net of issuance costs	5,055,000	5,768,965	5,000	6,511,965	6,516,965	11,571,965
Net cash provided by financing activities	4,555,000	4,553,991	158,500	5,346,991	5,505,491	10,060,491
Net increase in cash	4,037,124	3,186,142	129,152	2,225,017	2,354,169	6,391,293
Cash at beginning of period	2,354,169	129,152		129,152
Cash at end of period	6,391,293	3,315,294	129,152	2,354,169	2,354,169	6,391,293
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	459					612
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of a note payable to a related party in connection with the purchase of mining rights			99,474		99,474	99,474
Issuance of common stock for advances payable		100,000		100,000	100,000	100,000
Assumption of prepaid assets upon exercise of option agreement		43,157		43,157	43,157	43,157
Assumption of accounts payable upon exercise of option agreement		30,664		30,664	30,664	30,664
Issuance of a note payable in connection with an option agreement		930,000		930,000	930,000	930,000
Issuance of common stock in connection with an option agreement		5,000,000		1,000	1,000	1,000
Common stock issued for acquisition of patents				925	925	925
Common stock issued in connection with the acquisition of Cyberfone Systems, LLC	2,280,000					2,280,000
Issuance of common stock issued for prepaid services	441,256					441,256
Acquisition of patents in connection with a non-cash settlement	$ 1,000,000					$ 1,000,000

ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Marathon Patent Group, Inc. (“the Company”), formerly American Strategic Minerals Corporation, was incorporated under the laws of the State of Nevada on February 23, 2010.

On December 7, 2011, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada in order to change its name to “American Strategic Minerals Corporation” from “Verve Ventures, Inc.”, and increase the Company’s authorized capital to 200,000,000 shares of common stock, par value $0.0001 per share, and 50,000,000 shares of preferred stock, par value $0.0001 per share. During June 2012, the Company decided to discontinue its exploration and potential development of uranium and vanadium minerals business. Additionally, in November 2012, the Company decided to discontinue its real estate business.

On August 1, 2012, the shareholders holding a majority of the Company’s voting capital voted in favor of (i) changing the name of the Company to “Fidelity Property Group, Inc.” and (ii) the adoption the 2012 Equity Incentive Plan and reserving 10,000,000 shares of common stock for issuance thereunder (the “2012 Plan”).  The board of directors of the Company (the “Board of Directors”) approved the name change and the adoption of the 2012 Plan on August 1, 2012. The Company did not file an amendment to its Articles of Incorporation with the Secretary of State of Nevada and subsequently abandoned the decision to adopt the “Fidelity Property Group, Inc.” name.

On October 1, 2012, the shareholders holding a majority of the Company’s voting capital had voted and authorized the Company to (i) change the name of the Company to Marathon Patent Group, Inc. (the “Name Change”) and (ii) effectuate a reverse stock split of the Company’s common stock by a ratio of 3-for-2 (the “Reverse Split”) within one year from the date of approval of the stockholders of the Company.  The Board of Directors approved the Name Change and the Reverse Split on October 1, 2012. The Board of Directors determined the name “Marathon Patent Group, Inc.” better reflects the long-term strategy in exploring other opportunities and the identity of the Company going forward.  On February 15, 2013, the Company filed the Certificate of Amendment with the Secretary of State of the State of Nevada in order to effectuate the Name Change. On May 31, 2013, shareholders of record holding a majority of the outstanding voting capital of the Company approved a reverse stock split of the Company’s issued and outstanding common stock by a ratio of not less than one-for-five and not more than one-for-fifteen at any time prior to April 30, 2014, with such ratio to be determined by the Company’s Board of Directors, in its sole discretion. On June 24, 2013, the reverse stock split ratio of one (1) for thirteen (13) basis was approved by the Board of Directors. On July 18, 2013, the Company filed a certificate of amendment to its Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada in order to effectuate a reverse stock split of the Company’s issued and outstanding common stock, par value $0.0001 per share on a one (1) for thirteen (13) basis. All share and per share values for all periods presented in the accompanying consolidated financial statements are retroactively restated for the effect of the reverse stock split.

On January 26, 2012, the Company entered into a Share Exchange Agreement (the “Exchange Agreement”) with American Strategic Minerals Corporation, a Colorado corporation (“Amicor”) and the shareholders of Amicor (the “Amicor Shareholders”).  Upon closing of the transaction contemplated under the Exchange Agreement (the “Share Exchange”), on January 26, 2012, the Amicor Shareholders transferred all of the issued and outstanding capital stock of Amicor to the Company in exchange for an aggregate of 769,231 post-split (10,000,000 pre-split) shares of the common stock of the Company.  The Share Exchange caused Amicor to become a wholly-owned subsidiary of the Company.  Additionally, as further consideration for entering into the Exchange Agreement, certain Amicor Shareholders received ten-year warrants to purchase an aggregate of 461,538 post-split (6,000,000 pre-split) shares of the Company’s common stock with an exercise price of $6.50 post-split ($0.50 pre-split) per share.  Prior to acquisition by the Company, Amicor owned certain mining and mineral rights.

Amicor, formerly Nuclear Energy Corporation, was incorporated under the laws of the State of Colorado on April 30, 2011.  Amicor owns mining leases of federal unpatented mining claims and leases private lands in the states of Utah and Colorado for the purpose of exploration and potential development of uranium and vanadium minerals.

Prior to the Share Exchange, the Company was a shell company with no business operations.

The Share Exchange was accounted for as a reverse-merger and recapitalization. Amicor was the acquirer for financial reporting purposes and the Company was the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Share Exchange were those of Amicor and was recorded at the historical cost basis of Amicor, and the consolidated financial statements after completion of the Share Exchange included the assets and liabilities of the Company and Amicor, historical operations of Amicor and operations of the Company from the closing date of the Share Exchange.

On June 11, 2012, the Company terminated various leases related to its uranium mining claims (the “Claims”), consisting of: the Cutler King Property (3 unpatented mining claims); “Centennial-Sun Cup” (42 unpatented mining claims); “Bull Canyon” (2 unpatented mining claims); “Martin Mesa” (51 unpatented mining claims); “Avalanche/Ajax” (8 unpatented mining claims) and “Home Mesa” (9 unpatented mining claims).  The Company had acquired the Claims through the acquisition of Amicor on January 26, 2012. The decision by the Company to terminate these leases followed changes in management and direction of the Company, a review of the uranium market, and the timing and costs expected to pursue the business.

On June 11, 2012, the Company entered into a rescission agreement (the “Rescission Agreement”) with Amicor, and the Amicor Shareholders.  Each of the Amicor Shareholders had previously received shares of the Company’s common stock (and certain of the Amicor Shareholders also received warrants to purchase shares of the Company’s common stock) (collectively, the “Shareholder Securities”) pursuant to the Rescission Agreement.   Each of the Amicor Shareholders, with the exception of one, agreed to return the Shareholder Securities to the Company for cancellation and to enter into joint mutual releases with the Company.  Furthermore, pursuant to the terms of the Rescission Agreement, George Glasier resigned from his position as President, Chief Executive Officer and Chairman of the Company; Kathleen Glasier resigned from her position as Secretary of the Company, Michael Moore resigned from his position as Chief Operating Officer and Vice President of the Company and each of David Andrews and Kyle Kimmerle resigned from their position as a director of the Company.  As a result of the foregoing, the Company cancelled 754,359 post-split (9,806,667 pre-split) shares of the Company’s common stock and 369,231 post-split (4,800,000 pre-split) warrants and terminated the mining leases entered into with the Amicor Shareholders. Additionally, the Company paid an aggregate of $132,000 to Amicor Shareholders upon the execution of the Rescission Agreement.

Under the terms of the Rescission Agreement, upon Mr. Glasier’s resignation, the Company’s employment agreement with Mr. Glasier was terminated and all options, warrants and rights to acquire any shares of the Company’s common stock, whether vested or unvested, were terminated as of the date of the Rescission Agreement.  Additionally, under the terms of the Rescission Agreement, the Company’s lease for certain office space, dated as of January 26, 2012 with Silver Hawk Ltd., an entity owned and controlled by George Glasier and Kathleen Glasier, was terminated.

On June 11, 2012, the Company and Pershing Gold Corporation (“Pershing”) exercised its right under the Option Agreement executed in January 2012, through the assignment of Pershing’s wholly owned subsidiary, Continental Resources Acquisition Sub, Inc. (“Acquisition Sub”). As a result of the assignment, Acquisition Sub became a wholly owned subsidiary of the Company and the Company acquired all of Pershing’s uranium assets.

On November 14, 2012, the Company entered into a Share Exchange Agreement (the "Sampo Exchange Agreement") with Sampo IP LLC, a Virginia limited liability company ("Sampo"), a company that holds certain intellectual property rights, and the members of Sampo (the "Sampo Members"). Upon closing of the transaction contemplated under the Sampo Exchange Agreement (the "Sampo Share Exchange"), on November 14, 2012, the Sampo Members (6 members) transferred all of the issued and outstanding membership interests of Sampo to the Company in exchange for an aggregate of 711,538 post-split (9,250,000 pre-split) shares of the common stock of the Company. Additionally, the Company made a cash payment to Sampo of $500,000 pursuant to the terms of the Sampo Exchange Agreement.

Upon the closing of the Sampo Share Exchange, Mark Groussman resigned as the Company’s Chief Executive Officer and John Stetson resigned as the Company’s President and Chief Operating Officer and simultaneously with the effectiveness of the Sampo Share Exchange, Doug Croxall was appointed as the Company’s Chief Executive Officer and Chairman and John Stetson was appointed as the Company’s Chief Financial Officer and Secretary.  LVL Patent Group LLC, of which Mr. Croxall is the Chief Executive Officer, and John Stetson, were former members of Sampo and received 307,692 post-split (4,000,000 pre-split) and 38,462 post-split (500,000 pre-split) shares of the Company’s common stock, respectively, in connection with the Sampo Share Exchange.

On March 6, 2013, the Company entered into an Asset Purchase Agreement (the “Agreement”) with Augme Technologies (“Seller”) whereby Seller agreed to sell to the Company certain office equipment, data, documentation, and business information related to the Seller’s business and assign agreements and prospective clients and business opportunities to the Company. In consideration for the assets and assigned agreements, the Company paid $10,000 at closing and provides litigation assistance as defined in the Agreement. As additional consideration, the Company also entered into a 2 year Service Agreement (the “Service Agreement”) with the Seller whereby the Seller shall engage the Company to provide consulting services including patent litigation matters, sale, license involving the Seller’s intellectual property and general consulting services to continue the Seller’s business operations. The Company recorded the $10,000 payment which was primarily attributable to property and equipment. Additionally, the Company assumed an office lease agreement that expired in July 2013.

On April 22, 2013, CyberFone Acquisition Corp. (“Acquisition Corp.”), a Texas corporation and newly formed wholly owned subsidiary of the Company entered into a merger agreement (the “Agreement”) with CyberFone Systems LLC, a Texas limited liability company (“CyberFone Systems”), TechDev Holdings LLC (“TechDev”) and The Spangenberg Family Foundation for the Benefit of Children’s Healthcare and Education (“Spangenberg Foundation”).  TechDev and Spangenberg Foundation owned 100% of the membership interests of CyberFone Systems (collectively, the ‘CyberFone Sellers”) (see Note 3).

The Company is a patent licensing company serving a wide range of patent owners from Fortune 500 companies to independent inventors. The Company provides its clients advice and services that enable them to realize financial and strategic returns on their intellectual property rights. The Company’s operating subsidiaries acquire patent assets, partner with patent holders, and monetize patent portfolios through actively managed patent licensing campaigns. Consequently, the Company decided to discontinue its real estate business and all of the remaining real estate holdings were sold during fiscal 2013.

Going Concern

The consolidated financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has incurred losses since inception resulting in a deficit accumulated during the development stage of approximately $8.5 million as of June 30, 2013, and negative cash flows from operating activities and net loss of approximately $693,000 and $1.4 million, respectively, for the six months ended June 30, 2013.  The Company anticipates further losses in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern.  The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The ability to successfully resolve these factors raise substantial doubt about the Company's ability to continue as a going concern. The consolidated financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.

Based on current operating plans, the current resources of the Company, after taking into account the net funds received during the six months ended June 30, 2013 from the sales and disposal of the remaining real estate properties and the sale of common stock of the Company, are expected to be sufficient for at least the next twelve months. The Company may choose to raise additional funds in connection with any future acquisition of additional intellectual property assets, operating businesses or other assets that it may choose to pursue. There can be no assurance, however, that any such opportunities will materialize. Moreover, any potential financing would likely be dilutive to the Company’s stockholders.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Marathon Patent Group, Inc. (“the Company”), formerly American Strategic Minerals Corporation, was incorporated under the laws of the State of Nevada on February 23, 2010.

On December 7, 2011, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada in order to change its name to “American Strategic Minerals Corporation” from “Verve Ventures, Inc.”, and increase the Company’s authorized capital to 200,000,000 shares of common stock, par value $0.0001 per share, and 50,000,000 shares of preferred stock, par value $0.0001 per share. During June 2012, the Company decided to discontinue its exploration and potential development of uranium and vanadium minerals business. Additionally, in November 2012, the Company decided to discontinue its real estate business.

On August 1, 2012, the shareholders holding a majority of the Company’s voting capital voted in favor of (i) changing the name of the Company to “Fidelity Property Group, Inc.” and (ii) the adoption the 2012 Equity Incentive Plan and reserving 10,000,000 shares of common stock for issuance thereunder (the “2012 Plan”).  The Board of Directors of the Company approved the name change and the adoption of the 2012 Plan on August 1, 2012. The Company did not file an amendment to its Articles of Incorporation with the Secretary of State of Nevada and subsequently abandoned the decision to adopt the “Fidelity Property Group, Inc.” name.

On October 1, 2012, the shareholders holding a majority of the Company’s voting capital voted and authorized the Company to (i) change the name of the Company to Marathon Patent Group, Inc. (the “Name Change”) and (ii) effectuate a reverse stock split of the Company’s common stock by a ratio of 3-for-2 (the “Reverse Split”) within one year from the date of approval of the stockholders of the Company.  The Board of Directors of the Company approved the Name Change and the Reverse Split on October 1, 2012. The Company’s Board of Directors determined the name “Marathon Patent Group, Inc.” better reflects the long-term strategy in exploring other opportunities and the identity of the Company going forward.  On February 15, 2013, the Company filed the Certificate with the Secretary of State of the State of Nevada in order to effectuate the Name Change. Currently, the Reverse Split has been authorized by the Company’s shareholders but has not been effectuated.

On January 26, 2012, the Company entered into a Share Exchange Agreement (the “Exchange Agreement”) with American Strategic Minerals Corporation, a Colorado corporation (“Amicor”) and the shareholders of Amicor (the “Amicor Shareholders”).  Upon closing of the transaction contemplated under the Exchange Agreement (the “Share Exchange”), on January 26, 2012, the Amicor Shareholders transferred all of the issued and outstanding capital stock of Amicor to the Company in exchange for an aggregate of 10,000,000 shares of the common stock of the Company.  The Share Exchange caused Amicor to become a wholly-owned subsidiary of the Company.  Additionally, as further consideration for entering into the Exchange Agreement, certain Amicor Shareholders received ten-year warrants to purchase an aggregate of 6,000,000 shares of the Company’s common stock with an exercise price of 0.50 per share.  Prior to acquisition by the Company, Amicor owned certain mining and mineral rights.

Amicor, formerly Nuclear Energy Corporation, was incorporated under the laws of the State of Colorado on April 30, 2011.  Amicor owns mining leases of federal unpatented mining claims and leases private lands in the states of Utah and Colorado for the purpose of exploration and potential development of uranium and vanadium minerals.

Prior to the Share Exchange, the Company was a shell company with no business operations.

The Share Exchange was accounted for as a reverse-merger and recapitalization. Amicor was the acquirer for financial reporting purposes and the Company was the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Share Exchange were those of Amicor and was recorded at the historical cost basis of Amicor, and the consolidated financial statements after completion of the Share Exchange included the assets and liabilities of the Company and Amicor, historical operations of Amicor and operations of the Company from the closing date of the Share Exchange.

On June 11, 2012, the Company terminated various leases related to its uranium mining claims (the “Claims”), consisting of: the Cutler King Property (3 unpatented mining claims); “Centennial-Sun Cup” (42 unpatented mining claims); “Bull Canyon” (2 unpatented mining claims); “Martin Mesa” (51 unpatented mining claims); “Avalanche/Ajax” (8 unpatented mining claims) and “Home Mesa” (9 unpatented mining claims).  The Company had acquired the Claims through the acquisition of Amicor on January 26, 2012. The decision by the Company to terminate these leases followed changes in management and direction of the Company, a review of the uranium market, and the timing and costs expected to pursue the business.

On June 11, 2012, the Company entered into a rescission agreement (the “Rescission Agreement”) with Amicor, and the Amicor Shareholders.  Each of the Amicor Shareholders had previously received shares of the Company’s common stock (and certain of the Amicor Shareholders also received warrants to purchase shares of the Company’s common stock) (collectively, the “Shareholder Securities”) pursuant to the Rescission Agreement.   Each of the Amicor Shareholders, with the exception of one, agreed to return the Shareholder Securities to the Company for cancellation and to enter into joint mutual releases with the Company.  Furthermore, pursuant to the terms of the Rescission Agreement, George Glasier resigned from his position as President, Chief Executive Officer and Chairman of the Company; Kathleen Glasier resigned from her position as Secretary of the Company, Michael Moore resigned from his position as Chief Operating Officer and Vice President of the Company and each of David Andrews and Kyle Kimmerle resigned from their position as a director of the Company.  As a result of the foregoing, the Company cancelled 9,806,667 shares of the Company’s common stock and 4,800,000 warrants and terminated the mining leases entered into with the Amicor Shareholders. Additionally, the Company paid an aggregate of $132,000 to Amicor Shareholders upon the execution of the Rescission Agreement.

Under the terms of the Rescission Agreement, the Company’s employment agreement with Mr. Glasier was terminated and all options, warrants and rights to acquire any shares of the Company’s common stock, whether vested or unvested, were terminated as of the date of the Rescission Agreement.  Additionally, under the terms of the Rescission Agreement, the Company’s lease for certain office space, dated as of January 26, 2012 with Silver Hawk Ltd., an entity owned and controlled by George Glasier and Kathleen Glasier, was terminated.

On June 11, 2012, the Company and Pershing Gold Corporation (“Pershing”) exercised its right under the Option Agreement executed in January 2012, through the assignment of Pershing’s wholly owned subsidiary, Continental Resources Acquisition Sub, Inc. (“Acquisition Sub”), (see Note 5). As a result of the assignment, Acquisition Sub became a wholly owned subsidiary of the Company and the Company acquired all of Pershing’s uranium assets.

On November 14, 2012, the Company entered into a Share Exchange Agreement (the "Sampo Exchange Agreement") with Sampo IP LLC, a Virginia limited liability company ("Sampo"), a company that holds certain intellectual property rights, and the members of Sampo (the "Sampo Members"). Upon closing of the transaction contemplated under the Sampo Exchange Agreement (the "Sampo Share Exchange"), on November 14, 2012, the Sampo Members (6 members) transferred all of the issued and outstanding membership interests of Sampo to the Company in exchange for an aggregate of 9,250,000 shares of the common stock of the Company. Additionally, the Company made a cash payment to Sampo of $500,000 pursuant to the terms of the Sampo Exchange Agreement.

Upon the closing of the Sampo Share Exchange, Mark Groussman resigned as the Company’s Chief Executive Officer and John Stetson resigned as the Company’s President and Chief Operating Officer and simultaneously with the effectiveness of the Sampo Share Exchange, Doug Croxall was appointed as the Company’s Chief Executive Officer and Chairman and John Stetson was appointed as the Company’s Chief Financial Officer and Secretary.  LVL Patent Group LLC, of which Mr. Croxall is the Chief Executive Officer, and John Stetson, were former members of Sampo and received 4,000,000 and 500,000 shares of the Company’s common stock, respectively, in connection with the Sampo Share Exchange.

Through the Company’s wholly owned subsidiary, Sampo, the Company intends to engage in the acquisition, development and monetization of intellectual property through both the prosecution and licensing of its own patent portfolio, the acquisition of additional intellectual property or partnering with others to defend and enforce their patent rights. Consequently, the Company decided to discontinue its real estate business and intends to sell and dispose its remaining real estate holdings during fiscal 2013.

Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Going Concern

The consolidated financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has incurred losses since inception resulting in a deficit accumulated during the development stage of approximately $8.5 million as of June 30, 2013, and negative cash flows from operating activities and net loss of approximately $693,000 and $1.4 million, respectively, for the six months ended June 30, 2013.  The Company anticipates further losses in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern.  The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The ability to successfully resolve these factors raise substantial doubt about the Company's ability to continue as a going concern. The consolidated financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.

Based on current operating plans, the current resources of the Company, after taking into account the net funds received during the six months ended June 30, 2013 from the sales and disposal of the remaining real estate properties and the sale of common stock of the Company, are expected to be sufficient for at least the next twelve months. The Company may choose to raise additional funds in connection with any future acquisition of additional intellectual property assets, operating businesses or other assets that it may choose to pursue. There can be no assurance, however, that any such opportunities will materialize. Moreover, any potential financing would likely be dilutive to the Company’s stockholders.

Going Concern

The consolidated financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has incurred losses since inception resulting in a deficit accumulated during the development stage of $7,037,134 as of December 31, 2012, negative cash flows from operating activities and net loss of $1,261,404 and $6,938,308, respectively, for the year ended December 31, 2012. The Company anticipates further losses in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The ability to successfully resolve these factors raise substantial doubt about the Company's ability to continue as a going concern. The consolidated financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.

Based on current operating plans, the current resources of the Company, after taking into account the net funds received subsequent to balance sheet date from the sales and disposal of the remaining real estate properties, are expected to be sufficient for at least the next twelve months. The Company may choose to raise additional funds in connection with any future acquisition of additional intellectual property assets, operating businesses or other assets that it may choose to pursue. There can be no assurance, however, that any such opportunities will materialize. Moreover, any potential financing would likely be dilutive to the Company’s stockholders.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principle of Consolidation

The condensed consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP") and present the financial statements of the Company and its wholly-owned subsidiaries. In the preparation of consolidated financial statements of the Company, intercompany transactions and balances were eliminated. All adjustments (consisting of normal recurring items) necessary to present fairly the Company's financial position as of June 30, 2013, and the results of operations and cash flows for the six months ended June 30, 2013 have been included. The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the full year. The accounting policies and procedures employed in the preparation of these condensed consolidated financial statements have been derived from the audited financial statements of the Company for the year ended December 31, 2012, which are contained in Form 10-K as filed with the Securities and Exchange Commission on March 28, 2013. The consolidated balance sheet as of December 31, 2012 was derived from those financial statements.

Development Stage Company

The Company is presented as a development stage company. Activities during the development stage include organizing the business, raising capital, enforcement and development of its intellectual property, and acquiring additional intellectual property.  The Company is a development stage company with insignificant revenues and no profits from its planned principal operations. The Company has not commenced significant operations and, in accordance with Accounting Standards Codification (“ASC”) Topic 915 “Development Stage Entities”, is considered a development stage company.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents.  The Company maintains cash and cash equivalent balances at one financial institution that is insured by the Federal Deposit Insurance Corporation. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. For the six months ended June 30, 2013, the Company has reached bank balances exceeding the FDIC insurance limit. To reduce its risk associated with the failure of such financial institution, the Company evaluates at least annually the rating of the financial institution in which it holds deposits.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, the assumptions used to calculate fair value of warrants and options granted, common stock issued for services, and common stock issued in connection with an option agreement and the valuation of mineral rights.

Accounts Receivable

The Company has a policy of reserving for questionable accounts based on its best estimate of the amount of probable credit losses in its existing accounts receivable.  The Company periodically reviews its accounts receivable to determine whether an allowance is necessary based on an analysis of past due accounts and other factors that may indicate that the realization of an account may be in doubt.  Account balances deemed to be uncollectible are charged to the bad debt expense after all means of collection have been exhausted and the potential for recovery is considered remote.  At June 30, 2013 and 2012, there was no allowance for bad debt. Accounts receivable at June 30, 2013 and December 31, 2012, amounted to $250,000 and $0, respectively.

Concentration of revenue and geographic area

Patent license revenue from enforcement activities is considered United States revenue as payments are for licenses for United States operations irrespective of the location of the licensee's or licensee's parent home domicile. As of June 30, 2013, one customer accounted for 100% of the Company’s total accounts receivable. Revenues from three customers accounted for approximately 100% of the Company’s revenues for the six months ended June 30, 2013.

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 605, “Revenue Recognition”. Revenue is recognized when (i) persuasive evidence of an arrangement exists, (ii) all obligations have been substantially performed, (iii) amounts are fixed or determinable and (iv) collectability of amounts is reasonably assured.

The Company considers its licensing and enforcement activities as one unit of accounting under ASC 605-25, “Multiple-Element Arrangements” as the delivered items do not have value to customers on a standalone basis, there are no undelivered elements and there is no general right of return relative to the license. Under ASC 605-25, the appropriate recognition of revenue is determined for the combined deliverables as a single unit of accounting and revenue is recognized upon delivery of the final elements, including the license for past and future use and the release.

Also due to the fact that the settlement element and license element for past and future use are the major central business, the Company does not present these two elements as different revenue streams in its statement of operations. The Company does not expect to provide licenses that do not provide some form of settlement or release. Revenues from patent enforcement activities accounted for 100% of the Company’s revenues for six months ended June 30, 2013.

Cost of revenue

Cost of revenues mainly includes expenses incurred in connection with the Company’s patent enforcement activities, such as legal fees, consulting costs, patent maintenance, royalty fees for acquired patents and other related expenses, as well as, the amortization of acquired patents. Cost of revenue does not include expenses related to product development, integration or support, as these are included in general and administrative expenses.

Prepaid Expenses

Prepaid expenses of $445,925 and $40,333 at June 30, 2013 and December 31, 2012, respectively, consist primarily of costs paid for future services which will occur within a year. Prepaid expenses include prepayments in cash and equity instruments for public relation services, business advisory, consulting and prepaid insurance which are being amortized over the terms of their respective agreements.

Marketable Securities

Marketable securities that the Company invests in publicly traded equity securities and are generally restricted for sale under Federal securities laws. The Company’s policy is to liquidate securities received when market conditions are favorable for sale. Since these securities are often restricted, the Company is unable to liquidate them until the restriction is removed. Pursuant to ASC Topic 320, “Investments –Debt and Equity Securities” the Company’s marketable securities have a readily determinable and active quoted price, such as from NASDAQ, NYSE Euronext, the Over the Counter Bulletin Board, and the OTC Markets Group.

Available for sale securities are carried at fair value, with changes in unrealized gains or losses are recognized as an element of comprehensive income based on changes in the fair value of the security.  Once liquidated, realized gains or losses on the sale of marketable securities available for sale are reflected in the net income (loss) for the period in which the security was liquidated.

Related Party Transaction

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

Comprehensive Income

Accounting Standards Update (“ASU”) No. 2011-05 amends Financial Accounting Standards Board (“FASB”) Codification Topic 220 on comprehensive income (1) to eliminate the current option to present the components of other comprehensive income in the statement of changes in equity, and (2) to require presentation of net income and other comprehensive income (and their respective components) either in a single continuous statement or in two separate but consecutive statements. These amendments do not alter any current recognition or measurement requirements in respect of items of other comprehensive income. The amendments in this Update are to be applied prospectively.

Fair Value of Financial Instruments

The Company adopted FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing US GAAP that require the use of fair value measurements, establishes a framework for measuring fair value and expands disclosure about such fair value measurements. The adoption of ASC 820 did not have an impact on the Company’s financial position or operating results, but did expand certain disclosures. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.
Investment measured at fair value on a recurring basis:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$-	$-	$6,250

The Company classifies the investments in marketable securities available for sale as Level 3, adjusted for the effect of restriction. The securities are restricted and cannot be readily resold by the Company absent a registration of those securities under the Securities Act of 1933, as amended (the “Securities Act”) or the availabilities of an exemption from the registration requirements under the Securities Act. As these securities are often restricted, the Company is unable to liquidate them until the restriction is removed. Unrealized gains or losses on marketable securities available for sale are recognized as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale are reflected in our net income for the period in which the security was liquidated.

The carrying amounts reported in the balance sheet for cash, accounts receivable, prepaid expenses, accounts payable, and accrued expenses, approximate their estimated fair market value based on the short-term maturity of this instrument.

In addition, FASB ASC 825-10-25 “Fair Value Option” was effective for January 1, 2008. ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.

Income Taxes

The Company accounts for income taxes pursuant to the provision of ASC 740-10, “Accounting for Income Taxes” which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provision of the ASC 740-10 related to Accounting for Uncertain Income Tax Position. When tax returns are filed, it is highly certain that some positions taken would be situated upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is most likely that not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions.

Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

The Company has adopted ASC 740-10-25 Definition of Settlement, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits and provides that a tax position can be effectively settled upon the completion and examination by a taxing authority without being legally extinguished. For tax position considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely that not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open.  The federal and state income tax returns of the Company are subject to examination by the Internal Revenue Service and state taxing authorities, generally for three years after they were filed.

Basic and Diluted Net Loss per Share

Net loss per common share is calculated in accordance with ASC Topic 260: Earnings Per Share (“ASC 260”). Basic loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. The computation of diluted net loss per share does not include dilutive common stock equivalents in the weighted average shares outstanding as they would be anti-dilutive. The Company has 471,154 post-split options and 628,489 post-split warrants outstanding at June 30, 2013 and was excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s net loss.

The following table sets forth the computation of basic and diluted loss per share:
	For the Three Months ended June 30, 2013	For the Three Months ended June 30, 2012	For the Six Months ended June 30, 2013	For the Six Months ended June 30, 2012
Numerator:
Loss from continuing operations	$(819,972)	$(283,980)	$(1,534,288)	$(3,216,554)
Loss from discontinued operations	$9,473	$(1,302,620)	$118,253	$(1,329,925)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	4,249,120	3,174,716	3,874,283	2,774,609

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.19)	$(0.09)	$(0.40)	$(1.16)
Loss from discontinued operations	$(0.00)	$(0.41)	$0.03	$0.48

Intangible assets

Intangible assets include patents purchased and recorded based on the cost to acquire them. These assets are amortized over their remaining estimated useful lives. Useful lives of intangible assets are periodically evaluated for reasonableness and the assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable.

Goodwill and other intangible assets

In accordance with ASC 350-30-65, “Intangibles - Goodwill and Others”, the Company assesses the impairment of identifiable intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers to be important which could trigger an impairment review include the following:

1.	Significant underperformance relative to expected historical or projected future operating results;
2.	Significant changes in the manner of use of the acquired assets or the strategy for the overall business; and
3.	Significant negative industry or economic trends.

When the Company determines that the carrying value of intangibles may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge.

The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Impairment of Long-lived Assets

The Company accounts for the impairment or disposal of long-lived assets according to the ASC 360 “Property, Plant and Equipment”.  The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of long-lived assets, including mineral rights, may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future net undiscounted cash flows expected to be generated by the asset. When necessary, impaired assets are written down to estimated fair value based on the best information available. Estimated fair value is generally based on either appraised value or measured by discounting estimated future cash flows. Considerable management judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could vary significantly from such estimates. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The Company recorded impairment charges on its long-lived assets of $0 and $1,256,000 during the six months ended June 30, 2013 and June 30, 2012, respectively, and was included in loss from discontinued operations.

Stock-based Compensation

Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

Pursuant to ASC Topic 505-50, for share-based payments to consultants and other third-parties, compensation expense is determined at the “measurement date.” The expense is recognized over the vesting period of the award. Until the measurement date is reached, the total amount of compensation expense remains uncertain. The Company initially records compensation expense based on the fair value of the award at the reporting date.

Mineral Property Acquisition and Exploration Costs

Costs of lease, exploration, carrying and retaining unproven mineral lease properties were expensed as incurred. The Company expensed all mineral exploration costs as incurred. Such expenses are included in the loss from discontinued operations and prior periods have been restated in the Company’s financial statements and related footnotes to conform to this presentation.

The Company’s remaining claims which include (1) mining lease encompassing 1,520 acres of land owned by J. H. Ranch, Inc. located in San Juan County, Utah (2) certain unpatented lode mining claims acquired on March 9, 2012, located in San Juan County, Utah (3) the Pitchfork Claims, acquired in January 2012 and located in San Miguel County Colorado and (4) the claims acquired on June 11, 2012 from Pershing which include the Coso, Artillery Peak, Blythe and Carnotite properties.

Recent Accounting Pronouncements

In April 2013, the FASB ASU 2013-07, “Presentation of Financial Statements: Topic Liquidation Basis of Accounting”. ASU 2013-07 requires an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent. Liquidation is considered imminent when the likelihood is remote that the organization will return from liquidation and either: (a) a plan for liquidation is approved by the person or persons with the authority to make such a plan effective and the likelihood is remote that the execution of the plan will be blocked by other parties; or (b) a plan for liquidation is being imposed by other forces. ASU 2013-07 will be effective for the Company beginning on January 1, 2014. The Company does not expect the adoption of ASU 2013-07 to have a material impact on its financial position, results of operations nor cash flows.

There were other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principle of Consolidation

The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP") and present the consolidated financial statements of the Company and its wholly-owned subsidiaries as of December 31, 2012. In the preparation of consolidated financial statements of the Company, intercompany transactions and balances were eliminated.

Development Stage Company

The Company is presented as a development stage company. Activities during the development stage include organizing the business, raising capital and acquiring additional intellectual property.  The Company is a development stage company with no revenues and no profits. The Company has not commenced significant operations and, in accordance with Accounting Standards Codification (“ASC”) Topic 915 “Development Stage Entities”, is considered a development stage company.

Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates made by management include, but are not limited to, the assumptions used to calculate fair value of warrants granted, common stock issued for services, common stock issued in connection with an option agreement, common stock issued for acquisition of patents, and the valuation of mineral rights.

Intangible assets

Intangible assets include patents purchased and recorded based on the cost to acquire them. These assets are amortized over their remaining estimated useful lives. Useful lives of intangible assets are periodically evaluated for reasonableness and the assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents.  The Company maintains cash and cash equivalent balances at one financial institution that is insured by the Federal Deposit Insurance Corporation. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. In addition to the basic insurance deposit coverage, the FDIC was providing temporary unlimited coverage for non-interest bearing transaction accounts through December 31, 2012. For the year ended December 31, 2012, the Company has reached bank balances exceeding the FDIC insurance limit of approximately $958,000. To reduce its risk associated with the failure of such financial institution, the Company evaluates at least annually the rating of the financial institution in which it holds deposits.

Marketable Securities

Marketable securities that the Company invests in publicly traded equity securities and are generally restricted for sale under Federal securities laws. The Company’s policy is to liquidate securities received when market conditions are favorable for sale. Since these securities are often restricted, the Company is unable to liquidate them until the restriction is removed. Pursuant to ASC Topic 320, “Investments –Debt and Equity Securities” the Company’s marketable securities have a readily determinable and active quoted price, such as from NASDAQ, NYSE Euronext, the Over the Counter Bulletin Board, and the OTC Markets Group.

Available for sale securities are carried at fair value, with changes in unrealized gains or losses are recognized as an element of comprehensive income based on changes in the fair value of the security.  Once liquidated, realized gains or losses on the sale of marketable securities available for sale are reflected in the net income (loss) for the period in which the security was liquidated.

Comprehensive Income

Accounting Standards Update (“ASU”) No. 2011-05 amends Financial Accounting Standards Board (“FASB”) Codification Topic 220 on comprehensive income (1) to eliminate the current option to present the components of other comprehensive income in the statement of changes in equity, and (2) to require presentation of net income and other comprehensive income (and their respective components) either in a single continuous statement or in two separate but consecutive statements. These amendments do not alter any current recognition or measurement requirements in respect of items of other comprehensive income. The amendments in this Update are to be applied prospectively.

Fair Value of Financial Instruments

The Company adopted FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value and expands disclosure about such fair value measurements. The adoption of ASC 820 did not have an impact on the Company’s financial position or operating results, but did expand certain disclosures.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

Investment measured at fair value on a recurring basis:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$-	$-	$12,500

The Company classifies the investments in marketable securities available for sale as Level 3, adjusted for the effect of restriction. The securities are restricted and cannot be readily resold by the Company absent a registration of those securities under the Securities Act of 1933, as amended (the “Securities Act”) or the availabilities of an exemption from the registration requirements under the Securities Act. As these securities are often restricted, the Company is unable to liquidate them until the restriction is removed. Unrealized gains or losses on marketable securities available for sale are recognized as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale are reflected in our net income for the period in which the security was liquidated.

The carrying amounts reported in the balance sheet for cash, prepaid expenses, accounts payable, and accrued expenses, approximate their estimated fair market value based on the short-term maturity of this instrument.

In addition, FASB ASC 825-10-25 “Fair Value Option” was effective for January 1, 2008. ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.

Prepaid Expenses

Prepaid expenses of $40,333 and $0 at December 31, 2012 and 2011, respectively, consist primarily of costs paid for future services and expenses which will occur within a year. Prepaid expenses include prepayments in cash of public relation, consulting services and prepaid insurance which are being amortized over the terms of their respective agreements.

Income Taxes

The Company accounts for income taxes pursuant to the provision of ASC 740-10, “Accounting for Income Taxes” which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provision of the ASC 740-10 related to Accounting for Uncertain Income Tax Position. When tax returns are filed, it is highly certain that some positions taken would be situated upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is most likely that not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions.

Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

The Company has adopted ASC 740-10-25 Definition of Settlement, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits and provides that a tax position can be effectively settled upon the completion and examination by a taxing authority without being legally extinguished. For tax position considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely that not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open. The federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed.

Basic and Diluted Net Loss per Share

Net loss per common share is calculated in accordance with ASC Topic 260: Earnings Per Share (“ASC 260”). Basic loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. The computation of diluted net loss per share does not include dilutive common stock equivalents in the weighted average shares outstanding as they would be anti-dilutive. The Company has 2,000,000 options and 2,589,109 warrants outstanding at December 31, 2012 and was excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s net loss.

The following table sets forth the computation of basic and diluted loss per share:

	For the Year ended December 31, 2012	For the period from inception, April 30, 2011 to December 31, 2011
Numerator:
Loss from continuing operations	$(5,527,637)		$(9,848)
Loss from discontinued operations	$(1,410,671)		$(99,474)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	36,238,712		7,469,388

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.15)	$	(0.00)
Loss from discontinued operations	$(0.04)		$(0.01)

Impairment of Long-lived Assets

The Company accounts for the impairment or disposal of long-lived assets according to the ASC 360 “Property, Plant and Equipment”.  The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of long-lived assets, including mineral rights, may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future net undiscounted cash flows expected to be generated by the asset. When necessary, impaired assets are written down to estimated fair value based on the best information available. Estimated fair value is generally based on either appraised value or measured by discounting estimated future cash flows. Considerable management judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could vary significantly from such estimates. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset.

Stock-based Compensation

Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

Pursuant to ASC Topic 505-50, for share-based payments to consultants and other third-parties, compensation expense is determined at the “measurement date.” The expense is recognized over the vesting period of the award. Until the measurement date is reached, the total amount of compensation expense remains uncertain. The Company initially records compensation expense based on the fair value of the award at the reporting date.

Mineral Property Acquisition and Exploration Costs

Costs of lease, exploration, carrying and retaining unproven mineral lease properties were expensed as incurred. The Company expensed all mineral exploration costs as incurred. Such expenses are included in the loss from discontinued operations and prior periods have been restated in the Company’s financial statements and related footnotes to conform to this presentation.

The Company’s remaining claims which include (1) mining lease encompassing 1,520 acres of land owned by J. H. Ranch, Inc. located in San Juan County, Utah (2) certain unpatented lode mining claims acquired on March 9, 2012, located in San Juan County, Utah (3) the Pitchfork Claims, acquired in January 2012 and located in San Miguel County Colorado and (4) the claims acquired on June 11, 2012 from Pershing which include the Coso, Artillery Peak, Blythe and Carnotite properties.

Revenue Recognition

The Company has not generated revenue from the Company’s current patent business. The Company will recognize revenue when all the conditions for revenue recognition are met: (i) persuasive evidence of an arrangement exists, (ii) collection of the fee is probable, (iii) the sales price is fixed and determinable and (iv) delivery has occurred or services have been rendered.

Recent Accounting Pronouncements

In July 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, on testing for indefinite-lived intangible assets for impairment. The new guidance provides an entity to simplify the testing for a drop in value of intangible assets such as trademarks, patents, and distribution rights. The amended standard reduces the cost of accounting for indefinite-lived intangible assets, especially in cases where the likelihood of impairment is low. The changes permit businesses and other organizations to first use subjective criteria to determine if an intangible asset has lost value. The amendments to U.S. GAAP will be effective for fiscal years starting after September 15, 212. The Company’s adoption of this accounting guidance does not have a material impact on the consolidated financial statements and related disclosures.

There were other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

ACQUISITION	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
ACQUISITION
NOTE 3 – ACQUISITION

On April 22, 2013, Acquisition Corp., a Texas corporation and newly formed wholly owned subsidiary of the Company entered into a merger agreement with CyberFone Systems, TechDev and Spangenberg Foundation.  TechDev and Spangenberg Foundation owned 100% of the membership interests of CyberFone Systems.

CyberFone Systems owns a foundational patent portfolio that includes claims that provide specific transactional data processing, telecommunications, network and database inventions, including financial transactions. The portfolio, which has a large and established licensing base, consists of ten United States patents and 27 foreign patents and one patent pending. The patent rights that cover digital communications and data transaction processing are foundational to certain applications in the wireless, telecommunications, financial and other industries. IP Navigation Group LLC (“IP Nav”), a Company founded by Erich Spangenberg and associated with the CyberFone Sellers will continue to support and manage the portfolio of patents and retain a contingent participation interest in all recoveries.  IP Nav provides patent monetization and support services under an existing agreement with CyberFone Systems.

Pursuant to the terms of the Merger Agreement, CyberFone Systems merged with and into Acquisition Corp with CyberFone Systems surviving the merger as the wholly owned subsidiary of the Company (the “Merger”).  The Company (i) issued 461,538 post-split (6,000,000 pre-split) shares of common stock to the CyberFone Sellers (the “Merger Shares”), (ii) paid the CyberFone Sellers $500,000 cash and (iii) issued a $500,000 promissory note to TechDev (the “Note”).  The Company valued these common shares at the fair market value on the date of grant at $4.94 post-split ($0.38 pre-split) per share or $2,280,000. The Note was non-interest bearing and was due on June 22, 2013, subject to acceleration in the event of default.  The Company may prepay the Note at any time without premium or penalty. On June 21, 2013, we paid $500,000 to TechDev in satisfaction of the note. The transaction resulted in a business combination and caused CyberFone Systems to become a wholly-owned subsidiary of the Company.

In addition to the payments described above, within 30 days following the end of each calendar quarter (commencing with the first full calendar quarter following the calendar quarter in which CyberFone Systems recovers $4 million from licensing or enforcement activities related to the patents), CyberFone Systems will be required to pay out a certain percentage of such recoveries.

The Company accounted for the acquisition utilizing the purchase method of accounting in accordance with ASC 805 “Business Combinations”. The Company is the acquirer for accounting purposes and CyberFone Systems is the acquired company.  Accordingly, the Company applied push–down accounting and adjusted to fair value all of the assets and liabilities directly on the financial statements of the subsidiary. The net purchase price paid by the Company was allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Intangible assets	$1,135,512
Goodwill	2,144,488
Net purchase price	$3,280,000

Unaudited pro forma results of operations data as if the Company and the subsidiary had occurred are as follows:

	For the six months ended June 30, 2013	For the six months ended June 30, 2012
Pro forma revenues	$7,424,979	$6,050,000
Pro forma loss from operations	(1,303,724)	(635,220)
Pro forma net loss	(1,422,158)	(569,431)
Pro forma loss per share	$(0.37)	$(0.13)
Pro forma diluted loss per share	$(0.37)	$(0.13)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred and is not intended to be a projection of future results.

DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
DISCONTINUED OPERATIONS

NOTE 4 - DISCONTINUED OPERATIONS

During June 2012, the Company decided to discontinue its exploration and potential development of uranium and vanadium minerals business and prior periods have been restated in the Company’s consolidated financial statements and related footnotes to conform to this presentation. Additionally, in November 2012, the Company decided to discontinue its real estate business and intends to sell and dispose its remaining real estate holdings during fiscal 2013. The Company is now engaged in the acquisition, development and monetization of intellectual property through both the prosecution and licensing of its own patent portfolio, the acquisition of additional intellectual property or partnering with others to defend and enforce their patent rights.

The remaining assets and liabilities of discontinued operations are presented in the balance sheet under the caption “Assets and Liabilities of discontinued operation" and relates to the discontinued operations of the uranium and vanadium minerals business and real estate business. The carrying amounts of the major classes of these assets and liabilities are summarized as follows:

	June 30, 2013	December 31, 2012
Assets:
Prepaid expenses – current portion	$-	$-
Deposits in real estate under contract	-	82,145
Deposit	-	-
Real estate held for sale	-	1,035,570
Assets of discontinued operations	$-	$1,117,715

Liabilities:
Accounts payables and accrued expenses	$30,664	$30,664
Liabilities of discontinued operations	$30,664	$30,664

The following table indicates selected financial data of the Company’s discontinued operations of its uranium and vanadium minerals business and real estate business.

	For the Three Months ended June 30, 2013	For the Three Months ended June 30, 2012	For the Six Months ended June 30, 2013	For the Six Months ended June 30, 2012
Revenues – real estate	$283,966	$-	$1,270,916	$-
Cost of sales- real estate	(243,837)	-	(1,061,320)	-
Gross profit	40,129	-	209,596	-
Operating and other non-operating expenses	(30,656)	(1,302,620)	(91,343)	(1,329,925)

Income (loss) from discontinued operations	$9,473	$(1,302,620)	$118,253	$(1,329,925)

Deposits

Deposits at June 30, 2013 and December 31, 2012 were $0 and $82,145, respectively, which consist of earnest money deposits in connection with real estate properties under contract and were included in assets of discontinued operations – current portion.

Real estate held for sale

Real estate held for sale consisted of residential properties located in Southern California. Real estate held for sale was initially recorded at the lower of cost or estimated fair market value less the estimated cost to sell. After acquisition, costs incurred relating to the development and improvements of property are capitalized to the extent they do not cause the recorded value to exceed the net realizable value, whereas costs relating to holding and disposition of the property are expensed as incurred. After acquisition, real estate held for sale was analyzed periodically for changes in fair values and any subsequent write down is charged to impairment losses on real estate properties. Whenever events or changes in circumstances suggest that the carrying amount may not be recoverable, management assessed the recoverability of its real estate by comparing the carrying amount with its fair value.  The process involved in the determination of fair value requires estimates as to future events and market conditions. This estimation process may assume that the Company has the ability to dispose of its real estate properties in the ordinary course of business based on management’s present plans and intentions. If management determines that the carrying value of a specific real estate investment is impaired, a write-down is recorded as a charge to current period operations.  The evaluation process was based on estimates and assumptions and the ultimate outcome may be different.

The Company determined that the carrying value of the remaining real estate properties do not exceed the net realizable value and thus did not consider it necessary to record any impairment charges of real estate held for sale at June 30, 2013.  The Company sold all the remaining real estate properties generating gross profit of $209,596 during the six months ended June 30, 2013 and is included in income (loss) from discontinued operations. As of June 30, 2013 and December 31, 2012, real estate held for sale which includes capitalized improvements amounted to $0 and $1,035,570 respectively and were included in assets of discontinued operations – long term.

NOTE 3 - DISCONTINUED OPERATIONS

During June 2012, the Company decided to discontinue its exploration and potential development of uranium and vanadium minerals business and prior periods have been restated in the Company’s consolidated financial statements and related footnotes to conform to this presentation. Additionally, in November 2012, the Company decided to discontinue its real estate business and intends to sell and dispose its remaining real estate holdings during fiscal 2013. The Company is now engage in the acquisition, development and monetization of intellectual property through both the prosecution and licensing of its own patent portfolio, the acquisition of additional intellectual property or partnering with others to defend and enforce their patent rights.

The remaining assets and liabilities of discontinued operations are presented in the balance sheet under the caption “Assets and Liabilities of discontinued operation" and relates to the discontinued operations of the uranium and vanadium minerals business and real estate business.

The carrying amounts of the major classes of these assets and liabilities are summarized as follows:

	December 31, 2012	December 31, 2011
Assets:
Prepaid expenses – current portion	$-	$20,000

Deposits in real estate under contract	82,145	-

Deposit	-	3,500
Real estate held for sale	1,035,570	-

Assets of discontinued operations	$1,117,715	$23,500

Liabilities:
Accounts payables and accrued expenses	$30,664	$-
Liabilities of discontinued operations	$30,664	$-

The following table indicates selected financial data of the Company’s discontinued operations of its uranium and vanadium minerals business and real estate business.

	For the Year Ended December 31, 2012	Period from inception (April 30, 2011) to December 31, 2011
Revenues – real estate	$724,090	$-
Cost of sales- real estate	(576,126)	-
Gross profit	147,964	-
Operating and other non-operating expenses	(1,558,635)	(99,474)

Loss from discontinued operations	$(1,410,671)	$(99,474)

Deposits

Deposits at December 31, 2012 and 2011 were $82,145 and $3,500, respectively, which consist of earnest money deposits in connection with real estate properties under contract and are included in assets of discontinued operations. The Company expects to collect these deposits during fiscal 2013.

Real estate held for sale

Real estate held for sale consists of a residential property located in Southern California. Real estate held for sale is initially recorded at the lower of cost or estimated fair market value less the estimated cost to sell. After acquisition, costs incurred relating to the development and improvements of property are capitalized to the extent they do not cause the recorded value to exceed the net realizable value, whereas costs relating to holding and disposition of the property are expensed as incurred. After acquisition, real estate held for sale is analyzed periodically for changes in fair values and any subsequent write down is charged to impairment losses on real estate properties. Whenever events or changes in circumstances suggest that the carrying amount may not be recoverable, management assesses the recoverability of its real estate by comparing the carrying amount with its fair value.  The process involved in the determination of fair value requires estimates as to future events and market conditions. This estimation process may assume that the Company has the ability to dispose of its real estate properties in the ordinary course of business based on management’s present plans and intentions.

If management determines that the carrying value of a specific real estate investment is impaired, a write-down is recorded as a charge to current period operations.  The evaluation process is based on estimates and assumptions and the ultimate outcome may be different.

The Company determined that the carrying value of the remaining real estate properties do not exceed the net realizable value and thus did not consider it necessary to record any impairment charges of real estate held for sale at December 31, 2012.  The Company sold 3 real estate properties generating gross profit of $147,964 during the year ended December 31, 2012 and is included in loss from discontinued operations. As of December 31, 2012 and 2011, real estate held for sale which includes capitalized improvements amounted to $1,035,570 and $0 respectively and are included in assets of discontinued operations. The Company intends to sell and dispose its remaining real estate holdings during fiscal 2013.

The Company recorded an impairment charge in connection with its mineral rights of $1,256,000 and $99,474 for the year ended December 31, 2012 and for the period from inception, April 30, 2011 to December 31, 2011, respectively, and has been included in loss from discontinued operations.

INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Intangible assets include patents purchased and are recorded based on their acquisition cost which consisted of the following:

	June 30, 2013 (unaudited)	December 31, 2012	Weighted average amortization period (years)
Patents	$2,986,437	$500,925	3.32
Less: accumulated amortization	(484,453)	(8,773)
	$2,501,984	$492,152

Intangible assets are comprised of patents with estimated useful lives between approximately 1 to 11 years. Once placed in service, the Company will amortize the costs of intangible assets over their estimated useful lives on a straight-line basis.  Costs incurred to acquire patents, including legal costs, are also capitalized as long-lived assets and amortized on a straight-line basis with the associated patent. The Company assesses fair market value for any impairment to the carrying values.  As of June 30, 2013 and December 31, 2012 management concluded that there was no impairment to the acquired assets.

Amortization expense for the six months ended June 30, 2013 and 2012 was $475,680 and $0, respectively. Future amortization of intangible assets, net is as follows:

2013	$588,490
2014	769,386
2015	550,145
2016	279,820
2017 and thereafter	314,143
Total	$2,501,984

On April 16, 2013, the Company through its subsidiary, Relay IP, Inc. acquired a US patent for $350,000.

On April 22, 2013, the Company acquired 10 US patents, 27 foreign patents and 1 patent pending from CyberFone Systems valued at $1,135,512 (see note 3).

In connection with a settlement and license agreement dated May 6, 2013, the Company agreed to settle and release a certain customer for past and future use of the Company’s patents. The customer agreed to assign and transfer 3 US patents and rights valued at $1,000,000 in lieu of cash payment which has been included in revenues during the six months ended June 30, 2013.

NOTE 4 – INTANGIBLE ASSETS

Intangible assets were acquired from the acquisition by the Company’s wholly owned subsidiary, Sampo and consisted of the following:

	December 31, 2012	December 31, 2011

Patent rights	$500,925	$-
Accumulated amortization	(8,773)	-
Intangible assets, net	$492,152	$-

The life of the patent rights shall be based on the expiration dates of the patent rights as follows:

US Patent 6,161,149 expires March 13, 2018 or estimated useful life of 5.33 years;

US Patent 6,772,229 expires December 1, 2019 or estimated useful life of 7.05 years; and

US Patent 8,015,495 expires November 16, 2023 or estimated useful life of 11.01 years.

The patent rights are being amortized on a straight-line basis over its respective estimated useful lives. The Company assesses fair market value for any impairment to the carrying values.  As of December 31, 2012 and 2011 management concluded that there was no impairment to the acquired assets.

The weighted average amortization period on total is approximately 7.80 years. Amortization expense for the years ended December 31, 2012 and 2011 was $8,773 and $0, respectively. Future amortization of intangible assets, net is as follows:

2013	70,186

2014	70,186
2015	70,186
2016	70,186
2017 and thereafter	211,408

Total	$492,152

NOTES PAYABLE - RELATED PARTY	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
NOTES PAYABLE - RELATED PARTY

NOTE 5 – NOTES PAYABLE – RELATED PARTY

In November 2011, the Company issued a promissory note for $53,500 to an affiliated company owned by the officers of Amicor. The note was payable in full without interest on or before January 15, 2012.

In December 2011, the Company issued a promissory note for $99,474 to an affiliated company owned by the officers of Amicor. The note was payable in full without interest on or before January 15, 2012 and was subject to a late charge of 5% per annum if not paid within 15 days after January 15, 2012.

Such note was issued in connection with the execution of a lease assignment agreement between the Company and the affiliated company for certain mineral rights located in San Juan County, Utah.

On January 30, 2012, the Company paid both promissory notes for a total of $152,974. The affiliated company agreed not to charge the Company a late penalty fee upon satisfaction of the notes.

On November 14, 2012, upon the closing of the Sampo Share Exchange (See Note 1), LVL Patent Group LLC, of which Mr. Croxall is the Chief Executive Officer, and John Stetson, were former members of Sampo, received 4,000,000 and 500,000 shares of the Company’s common stock, respectively, in connection with the Sampo Share Exchange.

STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)
NOTE 6 - STOCKHOLDERS' EQUITY

On December 7, 2011, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada in order to increase the Company’s authorized capital to 200,000,000 shares of common stock from 75,000,000 shares, change the par value to $0.0001 per share from $.001 per share, and authorized new 50,000,000 shares of preferred stock, par value $0.0001 per share.

On June 24, 2013, the reverse stock split ratio of one (1) for thirteen (13) basis was approved by the Board of Directors. On July 18, 2013, the Company filed a certificate of amendment to its Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada in order to effectuate a reverse stock split of the Company’s issued and outstanding common stock, par value $0.0001 per share on a one (1) for thirteen (13) basis. All share and per share values for all periods presented in the accompanying consolidated financial statements are retroactively restated for the effect of the reverse stock split.

Common Stock

In April 2013, the Company sold an aggregate of 2,404 post-split (31,250 pre-split) units with gross proceeds to the Company of $25,000 to a certain accredited investor pursuant to a subscription agreement. Each unit was sold for a purchase price of $10.40 post-split ($0.80 pre-split) per unit and consists of: (i) two shares of the Company’s common stock (4,808 post-split common stock) and (ii) a five-year warrant to purchase an additional share of common stock (2,404 post split warrants) at an exercise price of $7.80 post-split ($0.60 pre-split) per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. The warrants may be exercised on a cashless basis.

On April 17, 2013, the Company executed a consulting agreement with a consultant pursuant to a 12 month consulting agreement for business advisory services. Pursuant to the terms of the agreement, the consultant shall receive a retainer of $5,000 per month. Additionally, the Company shall issue to the consultant 30,769 post-split (400,000 pre-split) shares of common stock of which 7,692 post-split (100,000 pre-split) shares vest immediately and the remaining 23,077 post-split (300,000 pre-split) shares will vest over a 12 month period. In June 2013, the Company issued 11,538 shares for services rendered and valued these common shares at the fair market value on the date of grant at approximately $5.03 per share or $58,000.

On May 31, 2013, the Company sold an aggregate of 999,998 post-split (13,000,000 pre-split) units (the “Units”) representing gross proceeds to the Company of $5,200,000 to certain accredited investors (the “Investors”) pursuant to a securities purchase agreement (the “Securities Purchase Agreement”).

Each Unit was subscribed for a purchase price of $5.20 post-split ($0.40 pre-split) per Unit and consists of: (i) one share (the “Shares”) of the Company’s common stock (999,998 post-split common stock) and (ii) a three (3) year warrant (the “Warrants”) to purchase half a share of the common stock (499,999 post-split warrants) at an exercise price of $6.50 post-split ($0.50 pre-split) per share, subject to adjustment upon the occurrence of certain events such as stock splits and stock dividends and similar events. The Company paid placement agent fees of $170,000 to two broker-dealers in connection with the sale of the units, of which $30,000 was previously paid by the Company as a retainer.

The Warrants may be exercised on a cashless basis at any time that the registration statement to be filed pursuant to the Registration Rights Agreement is not effective after the Effectiveness Date (as defined below). The Warrants contains limitations on the holder’s ability to exercise the Warrant in the event such exercise causes the holder to beneficially own in excess of 9.99% of the Company’s issued and outstanding Common Stock.

Pursuant to a Registration Rights Agreement with the Investors, the Company has agreed to file a “resale” registration statement with the Securities and Exchange Commission (“SEC”) covering the Shares and the Common Stock underlying the Warrants within 45 days of the final closing date of the sale of Units (the “Filing Date”) and to maintain the effectiveness of such registration statement. The Company has agreed to use its best efforts to have the initial registration statement declared effective within 120 days of the Filing Date (or within 135 days of the Filing Date in the event that the registration statement is subject to full review by the SEC) (the “Effectiveness Date”). If (i) a registration statement is (A) not filed with the SEC on or before the Filing Date or (B) not declared effective by the SEC on or before the Effectiveness Date, (ii) other than during an allowable grace period, sales cannot be made pursuant to the registration statement or the prospectus contained therein is not available for use for any reason, or (iii) the Company fails to file with the SEC any required reports under Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended, then, the Company shall pay to the Investors an amount in cash equal to one percent (1%) of such Investor’s purchase price every thirty (30) days.  Notwithstanding the foregoing, however, the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

In connection with the acquisition of CyberFone Systems, the Company (i) issued 461,538 post-split (6,000,000 pre-split) shares of common stock to the CyberFone Sellers (see Note 3).  The Company valued these common shares at the fair market value on the date of grant at $4.94 post-split ($0.38 pre-split) per share or $2,280,000.

On May 22, 2013, the Company executed consulting agreements with a consultant pursuant to 12 month consulting agreements for business advisory and capital restructuring services. The Company granted 23,077 post-split shares of common stock in connection with this consulting agreement and was valued at fair market value on the date of grant at approximately $5.85 post-split per share. In connection with the issuance of these common shares, the Company recorded stock-based consulting expense of $11,250 and prepaid expense of $123,750 at June 30, 2013 to be amortized over the remaining consulting agreement term.

On June 11, 2013, the Company granted an aggregate of 96,154 post-split (1,250,000 pre-split) shares of common stock to the Company’s CFO and a director of the Company and which were valued at fair market value on the date of grant at approximately $5.27 post-split ($0.41 pre-split) per share. Such shares vested immediately on the date of issuance. Additionally, during the six months ended June 30, 2013, the Company recorded stock-based compensation expense of $506,250 in connection with the vested restricted stock grants.

On June 28, 2013, the Company executed consulting agreements with two consultants pursuant to 12 month consulting agreements for investor communications and public relation services. The Company granted an aggregate of 67,308 post-split (875,000 pre-split) shares of common stock in connection with these consulting agreements and was valued at fair market value on the date of grant at approximately $4.55 post-split per share. In connection with the issuance of these common shares, the Company recorded prepaid expense of $306,256 at June 30, 2013 to be amortized over the remaining consulting agreement term.

Common Stock Warrants

During the six months ended June 30, 2013, 73,077 post-split (950,000 pre-split) warrants were forfeited in accordance with the termination of employee and consultant relationships. During the six months ended June 30, 2013, the Company recorded stock based compensation expense of $45,733 in connection with vested warrants. At June 30, 2013, there was a total of $144,820 of unrecognized compensation expense related to this non-vested warrant-based compensation arrangements.

A summary of the status of the Company's outstanding stock warrants and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	199,162	$7.02	6.52
Granted	502,404	6.50	3.00
Cancelled	-	-	-
Forfeited	(73,077)	6.50	8.92
Exercised	-	-	-
Balance at June 30, 2013	628,489	$6.68	5.34

Warrants exercisable at June 30, 2013	600,284	$6.69
Weighted average fair value of warrants granted during the period ended		$6.50

Common Stock Option

On November 14, 2012, the Company entered into an employment agreement with Doug Croxall (the “Croxall Employment Agreement”), whereby Mr. Croxall agreed to serve as Company’s Chief Executive Officer for a period of two years. Mr. Croxall received a ten year option award to purchase an aggregate of 153,846 post-split (2,000,000 pre-split) shares of the Company’s common stock with an exercise price of $6.50 post-split ($0.50 pre-split) per share, subject to adjustment, which shall vest in 24 equal monthly installments on each monthly anniversary of the date of the Croxall Employment Agreement. The options were valued on the grant date at approximately $6.24 post-split ($0.48 pre-split) per option or a total of $968,600 using a Black-Scholes option pricing model with the following assumptions: stock price of $6.50 post-split ($0.50 pre-split) per share (based on the recent selling price of the Company’s common stock at private placements), volatility of 192%, expected term of 5 years, and a risk free interest rate of 0.61%.

On January 28, 2013, the Company entered into an employment agreement with John Stetson, the Company’s Chief Financial Officer and Secretary (the “Stetson Employment Agreement”) whereby Mr. Stetson agreed to serve as the Company's Chief Financial Officer for a period of one year, subject to renewal. Mr. Stetson shall receive a ten year option award to purchase an aggregate of 38,462 post-split (500,000 pre-split) shares of the Company’s common stock with an exercise price of $6.50 post-split ($0.50 pre-split) per share, subject to adjustment, which shall vest in three (3) equal annual installments on the beginning on the first annual anniversary of the date of the Stetson Employment Agreement, provided Mr. Stetson is still employed by the Company.

On March 1, 2013, Mr. Nathaniel Bradley was appointed as the Company’s Chief Technology Officer and President of IP Services. Pursuant to the Employment Agreement between the Company and Mr. Bradley dated March 1, 2013 (“Bradley Employment Agreement”). Mr. Bradley was awarded five (5) year stock options to purchase an aggregate of 76,923 post-split (1,000,000 pre-split) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 1, 2013 as reported by the OTC Bulletin Board or an exercise price of $11.05 post-split ($0.85 pre-split) per share, vesting in twenty-four (24) equal installments on each monthly anniversary of March 1, 2013, provided Mr. Bradley is still employed by the Company on each such date. On June 19, 2013, the Board of Directors accepted resignation of Mr. Nathaniel Bradley from his position of Chief Technology Officer and President of IP Services with the Company. In connection with his resignation, Mr. Bradley entered into a Separation and Release Agreement with the Company, pursuant to which, Mr. Bradley is entitled to 9,615 post-split (125,000 pre-split) options previously granted to him under his employment agreement which have vested and 67,308 post-split (875,000 pre-split) options have been cancelled.

On March 1, 2013, Mr. James Crawford was appointed as the Company’s Chief Operating Officer. Pursuant to the Employment Agreement between the Company and Mr. Crawford dated March 1, 2013 (“Crawford Employment Agreement”), Mr. Crawford shall serve as the Company’s Chief Operating Officer for two (2) years. Mr. Crawford was awarded five (5) year stock options to purchase an aggregate of 38,462 post-split (500,000 pre-split) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 1, 2013 as reported by the OTC Bulletin Board or an exercise price of $11.05 post-split ($0.85 pre-split) per share, vesting in twenty-four (24) equal installments on each monthly anniversary of March 1, 2013, provided Mr. Crawford is still employed by the Company on each such date. On June 19, 2013, the Company granted 38,462 post-split (500,000 pre-split) options to Mr. Crawford. The stock options granted have an exercise price equal to the fair market value per share on the option grant date, which was $4.94 post-split ($0.38 pre-split) per share. The options issued to Mr. Crawford are conditioned upon the cancellation of the stock options granted to him on March 1, 2013 under his employment agreement with the Company and will vest in twenty-four (24) equal installments on each monthly anniversary of the date of grant.

Pursuant to the Independent Director Agreement between the Company and each of Mr. Nard and Mr. Rosellini dated March 8, 2013, each director was granted five (5) year stock options to purchase an aggregate of 7,692 post-split (100,000 pre-split) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 8, 2013 as reported by the OTC Bulletin Board or an exercise price of $6.50 post-split ($0.50 pre-split) per share. The options shall vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary, and shall be subject to the Company’s stock plan as in effect from time to time, including any clawback and termination provisions therein. The option agreements shall provide for cashless exercise features. Such agreement shall be terminated upon resignation or removal of Mr. Nard and Mr. Rosellini as members of Board of Directors.

On June 11, 2013, the Company granted an aggregate of 176,923 post-split (2,300,000 pre-split) 5-year options to purchase shares of common stock exercisable at $5.33 post-split ($0.41 pre-split) per share to the Chief Executive Officer and two directors of the Company. The stock options shall vest pro rata monthly over the following 24 month period.

On June 11, 2013, the Company granted 15,385 post-split (200,000 pre-split) 5-year options to purchase shares of common stock exercisable at $5.33 post-split ($0.41 pre-split) per share to a consultant for legal services. The stock options shall vest pro rata monthly over the following 24 month period.

On June 19, 2013, the Company granted an aggregate of 23,077 post-split (300,000 pre-split) 5-year options to purchase shares of common stock exercisable at $4.94 post-split ($0.38 pre-split) per share to two employees of the Company. The options shall vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary.

The 407,692 post-split (5,300,000 pre-split) options granted during the six months ended June 30, 2013 were valued on the grant date at ranging from approximately $2.86 to $7.41 post-split ($0.22 to $0.57 pre-split) per option or a total of $1,823,353 using the Black-Scholes option pricing model used for this valuation had the following assumptions: stock price ranging from $4.94 to $11.05 post-split ($0.38 to $0.85 pre-split) per share, volatility of ranging from 99% to 108%, expected term of ranging from approximately 2.5 to 5 years, and a risk free interest rate ranging from 0.31% to 0.89%.

For the six months ended June 30, 2013 the Company recorded stock-based compensation expense of $404,999 and stock-based legal fees of $958. At June 30, 2013, there was a total of $1,698,021 of unrecognized compensation expense related to these non-vested option-based compensation arrangements discussed above.

A summary of the stock options as of June 30, 2013 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	153,846	6.50	9.87
Granted	423,077	6.95	5.29
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	(105,769)	11.05	4.70
Balance outstanding at June 30, 2013	471,154	$5.89	7.81

Options exercisable at end of period	54,487	$7.3
Options expected to vest	416,667
Weighted average fair value of options granted during the period		$4.42

Stock options outstanding at June 30, 2013 as disclosed in the above table have $0 intrinsic value at the end of the period.

NOTE 6 - STOCKHOLDERS' EQUITY (DEFICIT)

On November 25, 2011, the Board of Directors of the Company authorized a 1.362612612 for one forward split in the form of a dividend, whereby an additional 0.362612612 shares of common stock, par value $0.0001 per share, were issued for each one share of common stock held by each shareholder of record on December 9, 2011.  All share amounts have been adjusted to reflect the number of shares of common stock on a post-dividend/post-split basis.

On December 7, 2011, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada in order to increase the Company’s authorized capital to 200,000,000 shares of common stock from 75,000,000 shares, change the par value to $0.0001 per share from $.001 per share, and authorized new 50,000,000 shares of preferred stock, par value $0.0001 per share.

Common Stock

On January 26, 2012, the Company entered into the Exchange Agreement with Amicor and Amicor Shareholders (see Note 1).  Upon closing of the Share Exchange, on January 26, 2012, the Amicor Shareholders transferred all of the issued and outstanding capital stock of Amicor to the Company in exchange for an aggregate of 10,000,000 shares of the Company’s common stock. Additionally, as further consideration for entering into the Exchange Agreement, certain Amicor Shareholders received ten-year warrants to purchase an aggregate of 6,000,000 shares of the Company’s common stock with an exercise price of 0.50 per share.

Immediately following the closing of the Share Exchange and a private placement of the Company’s securities (described below), under an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Conveyance Agreement”), the Company transferred all of the pre-Share Exchange assets and liabilities to a newly formed wholly-owned subsidiary of the Company, Verve Holdings, Inc. (“SplitCo”).  Pursuant to a stock purchase agreement, the Company transferred all of the outstanding capital stock of SplitCo to certain former shareholders of the Company in exchange for the cancellation of an aggregate of 4,769,144 (post-split) shares of the Company’s common stock that they owned (the “Split-Off”), with 7,500,000 (post split) shares of the Company’s common stock held by persons who acquired such shares prior to the Share Exchange remaining outstanding.  Accordingly, following the Split-Off, 7,500,000 shares will constitute as the Company’s “public float”.

On January 26, 2012, the Company sold 10,029,965  shares of  the Company’s common stock at a purchase price of $0.50 per share in a private placement to accredited investors, resulting in aggregate net proceeds to the Company of $4,993,965 (the “Private Placement”), which includes an aggregate of $100,000 advanced to Amicor for general working capital purposes prior to the closing of the Share Exchange which was converted into an aggregate of 200,000 shares of common stock in the Private Placement and an aggregate of $75,000 in debt owed in January 2012 for legal fees incurred by Amicor which was converted into an aggregate 150,000 shares of common stock in the Private Placement.  On January 30, 2012, the Company sold an additional 600,000 shares of common stock in the Private Placement with gross proceeds to the Company of $300,000 for total net proceeds to the Company of $5,293,965. In connection with these private placements, the Company paid legal fees of $21,000.

On January 26, 2012, contemporaneously with the Share Exchange, the Company also entered into an Option Agreement with Pershing pursuant to which the Company obtained the option (the “Option”) to acquire certain uranium exploration rights and properties held by Pershing for a purchase price of $10.00.  In consideration for issuance of the Option, the Company issued to Pershing (i) a $1,000,000 promissory note payable in installments upon satisfaction of certain conditions, expiring six months following issuance and (ii) 10 million shares of the Company’s common stock (collectively, the “Option Consideration”).  On January 26, 2012, Pershing held 26.65% of interest in the Company. David Rector and Joshua Bleak were former members of the Company’s board of directors. David Rector was a former member of the board of Pershing and Joshua Bleak is the Chief Executive Officer and a director of Continental Resources Group, Inc. (a company which is one of the largest shareholders of Pershing).

Between February1, 2012 and March 30, 2012, the Company sold 1,300,000 shares of the Company’s common stock at a purchase price of $0.50 per share in a private placement to accredited investors, resulting in aggregate net proceeds to the Company of $650,000.

As of December 31, 2012, $930,000 of the principal amount of note has been paid. Under the terms of the note, the Company was required to pay the balance of the note upon completion of a private placement totaling $1 million or more on or before July 26, 2012. The $1.0 million private placement was not completed by that date thus the Company was not required to pay the final $70,000 due under the note and a total of $930,000 has been paid under the note. On June 11, 2012, the Company and Pershing exercised its right under the Option, through the assignment of Pershing’s wholly owned subsidiary, Acquisition Sub, (see Note 1). As a result of the assignment, Acquisition Sub became a wholly owned subsidiary of the Company and the Company acquired all of Pershing’s uranium assets. The Company recorded the 10 million shares at par value or $1,000. Pursuant to ASC 805-50-30-2 “Business Combinations”, the Company determined that if the consideration paid is not in the form of cash, the measurement may be based on either

(i) the cost which is measured based on the fair value of the consideration given or (ii) the fair value of the assets (or net assets) acquired, whichever is more clearly evident and thus more reliably measurable. The Company determined that the fair value of the net assets acquired was a better indicator thus more reliably measurable than the fair value of the common stock issued.

As a result, on June 11, 2012, the Company recorded the value of the Option Consideration amounting to $931,000 to mineral rights which was initially recorded as a deposit before the date of exercise as reflected in the first quarter of 2012.

Between March 2012 and August 2012, the Company issued an aggregate of 4,494,829 shares of common stock in connection with the exercise of the 6,200,000 stock warrants on a cashless basis. The Company valued these common shares at par value (see Note – Common Stock Warrants).

On June 11, 2012, the Company cancelled a total of 9,806,667 shares of common stock and 4,800,000 warrants in connection with the Rescission Agreement (see Note 1). Upon the execution of the Rescission Agreement, the Company paid to Amicor Shareholders an aggregate of $132,000 and was recorded to additional paid in capital.

In connection with the Sampo Exchange Agreement (see Note 1), on November 14, 2012, the Sampo Members transferred all of the issued and outstanding membership interests of Sampo to the Company in exchange for an aggregate of 9,250,000 shares of the common stock of the Company. Additionally, the Company made a cash payment to Sampo of $500,000 pursuant to the terms of the Sampo Exchange Agreement. The 9,250,000 shares of common stock were valued at par value or $925. In accordance with Accounting Standards Codification ("ASC") 805-50-30 "Business Combinations," the Company determined that if the consideration paid is not in the form of cash, the measurement may be based on either (i) the cost which is measured based on the fair value of the consideration given or (ii) the fair value of the assets (or net assets) acquired, whichever is more clearly evident and thus more reliably measurable. The Company determined that the fair value of the net assets acquired was a better indicator thus more reliably measurable than the fair value of the common stock issued.

Therefore the Company has determined, in accordance with ASC 805-50-30, that the value of the net assets acquired is equivalent to $500,925 which represents the cash consideration paid of $500,000 and the par value of 9,250,000 shares of the Company’s common stock amounting to $925. No independent valuation was done on the net assets or patents acquired before acquisition. The Company deemed that the fair value of the net asset of Sampo amounting to $500,925 is more clearly evident and more reliable measurement basis.

On December 27, 2012, the Company sold an aggregate of 1,089,109 units with gross proceeds to the Company of $866,287 to certain accredited investors pursuant to a subscription agreement. Each unit was sold for a purchase price of $0.80 per unit and consists of: (i) two shares of the Company’s common stock (2,178,218 common stock) and (ii) a five-year warrant to purchase an additional share of common stock at an exercise price of $0.60 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. The sale of units consists of 1,870,000 shares of common stock issued for cash of $743,000, 83,218 shares of common stock for the conversion of unpaid salaries of $33,287 and 225,000 shares of common stock for certain outstanding amounts for legal fees of $90,000 into units at the per unit offering price totaling $866,287. The Company paid placement agent fees of $5,000 in cash to a broker-dealer in connection with the sale of the Units.

Pursuant to a Registration Rights Agreement with the investors, the Company has agreed to file a “resale” registration statement with the SEC covering all shares of the common stock and shares underlying the warrants within 90 days of the final closing date of the sale of units on December 27, 2012 (the “Filing Date”) and to maintain the effectiveness of the registration statement until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 90 days of the Filing Date (the “Effectiveness Date”). The Company is obligated to pay to investors a fee of 1% per month in cash for every thirty day period up to a maximum of 6%, (i) that the registration statement has not been filed and (ii) following the Effectiveness Date that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

Common Stock Warrants

On January 26, 2012, the Company issued to certain Amicor Shareholders ten-year warrants to purchase an aggregate of 6,000,000 shares of the Company’s common stock with an exercise price of 0.50 per share in connection with the Exchange Agreement (see Note 1).

The Company entered into consulting agreements with Melechdavid Inc. and GRQ Consultants, Inc., pursuant to which such consultants will provide consulting services to the Company in consideration for which the Company sold to the consultants warrants to purchase an aggregate of 3,500,000 shares of the Company’s common stock with an exercise price of $0.50 per share (the “Consulting Warrants”).   The services provided by the consultants include introductions to banking relationships, consulting on strategic acquisitions and advice on capital restructuring.

The Consulting Warrants have a term of ten years and were exercisable on a cashless basis after twelve months if the shares of common stock underlying the Consulting Warrants are not registered with the Securities and Exchange Commission. In March 2012, the Company entered into a First Amendment to the Consulting Warrants (the "First Amendment") with such consultants to amend the cashless exercise terms of the warrants. The First Amendment provides for the exercise of the Consulting Warrants on a cashless basis immediately upon the execution of the First Amendment. In March 2012, the Company issued an aggregate of 2,722,222 shares of common stock in connection with the exercise of the 3,500,000 Consulting Warrants on a cashless basis. The Company’s former Chief Executive Officer is the President of Melechdavid Inc.

The Company issued warrants to purchase an aggregate of 2,700,000 shares of common stock at an exercise price of $0.50 per share to Joshua Bleak, David Rector, Stuart Smith and George Glasier, in consideration for their services as directors of the Company (the “Director Warrants”). The Director Warrants have a term of ten years and are exercisable on a cashless basis after twelve months if the shares of common stock underlying the Director Warrants are not registered with the Securities and Exchange Commission.  The Director Warrants issued to Mr. Smith, Mr. Rector and Mr. Bleak vest in three equal annual installments with the first installment vesting one year from the date of issuance.  The Director Warrant issued to Mr. Glasier is immediately exercisable.

In March 2012, the Company issued an aggregate of 1,166,667 shares of common stock to Mr. Glasier in connection with the exercise of the 1,500,000 stock warrants on a cashless basis. Such 1,166,667 shares were cancelled on June 11, 2012 in connection with the Rescission Agreement (see Note 1).

The Company also issued a ten-year warrant to purchase an aggregate of 300,000 shares of common stock with an exercise price of $0.50 per share to Daniel Bleak, an outside consultant to the Company, which vests in three equal annual installments with the first installment vesting one year from the date of issuance (the “Additional Consulting Warrant”).  The Additional Consulting Warrant is exercisable on a cashless basis after twelve months in the absence of an effective registration statement covering the resale of the shares of common stock underlying the Additional Consulting Warrant.  Daniel Bleak is the father of Joshua Bleak, a former member of the Company’s board of directors.  The Company did not enter into a consulting agreement with Mr. Bleak.

The 6,500,000 warrants were valued on the grant date at approximately $0.50 per warrant or a total of $3,242,850 using the Black-Scholes option pricing model used for this valuation had the following assumptions: stock price of $0.50 per share (based on the per share price of the Company’s common stock in the most recent private placements), volatility of 191% (estimated using volatilities of similar companies), expected term of approximately ten years, and a risk free interest rate of 1.96%. For the year ended December 31, 2012, the Company recorded stock-based compensation and stock-based consulting expense of $931,280and $1,791,882, respectively. At December 31, 2012, there was a total of $519,688 of unrecognized compensation expense related to these non-vested warrant-based compensation arrangements discussed above.

Between July 2012 and August 2012, the Company issued an aggregate of 605,940 shares of common stock to two warrant holders in connection with the exercise of 1,200,000 stock warrants on a cashless basis.

On December 27, 2012, the Company sold an aggregate of 1,089,109 units with gross proceeds to the Company of $866,287 to certain accredited investors pursuant to a subscription agreement. Each unit was sold for a purchase price of $0.80 per unit and consists of: (i) two shares of the Company’s common stock (2,178,218 common stock) and (ii) a five-year warrant to purchase an additional share of common stock (1,089,109 warrants) at an exercise price of $0.60 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. The warrants may be exercised on a cashless basis. The warrants contains limitations on the holder’s ability to exercise the warrant in the event such exercise causes the holder to beneficially own in excess of 4.99% of the Company’s issued and outstanding common stock, subject to a discretionary increase in such limitation by the holder to 9.99% upon 61 days’ notice.

A summary of the status of the Company's outstanding stock warrants and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	$-	-
Granted	13,589,109	0.51	8.59
Cancelled	(4,800,000)	0.50	9.80
Forfeited	-	-	-
Exercised	(6,200,000)	0.50	9.70
Balance at December 31, 2012	2,589,109	$0.54	6.52

Warrants exercisable at December 31, 2012	1,089,109	$-	-
Weighted average fair value of warrants granted during the year ended December 31, 2012		$0.51

Common Stock Option

In August 2012, the Company entered into executive employment agreements (the “Employment Agreement”) with Mark Groussman, Chief Executive Officer of the Company and John Stetson, President and Chief Operating Officer of the Company (the “Executives”). In connection with the Employment Agreement, the Company granted to Executives an aggregate of 3,000,000 10-year options to purchase shares of common stock at $0.50 per share which vest in full upon issuance. The Company also granted Mr. Groussman 1,000,000 restricted shares which shall vest as follows: 1/3 after the Company achieves at least $800,000 in gross profits; 1/3 after the Company achieves at least $1,200,000 in gross profits and 1/3 after the Company achieves at least $1,600,000 in gross profits. The Company granted Mr. Stetson 2,000,000 restricted shares which shall vest as follows: 1/3 after the Company achieves at least $800,000 in gross profits; 1/3 after the Company achieves at least $1,200,000 in gross profits and 1/3 after the Company achieves at least $1,600,000 in gross profits. The Company shall account for the restricted shares once vested pursuant to the terms of the Employment Agreement.

The 3,000,000 options were valued on the grant date at approximately $0.48 per option or a total of $1,454,400 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.50 per share (based on the recent selling price of the Company’s common stock at private placements), volatility of 192%, expected term of 5 years, and a risk free interest rate of 0.61%. For the year ended December 31, 2012, the Company recorded stock-based compensation of $1,454,400 in connection with the fully vested options granted above.

On November 14, 2012, in connection with the Sampo Share Exchange and the changes to the Company’s Board of Directors and Executive Officers (see Note 1), Mark Groussman agreed to forfeit to the Company for cancellation, an unvested restricted stock grant equal to 1,000,000 shares of common stock and a fully vested option grant to purchase an aggregate of 1,500,000 shares of common stock. Additionally, John Stetson agreed to forfeit to the Company for cancellation, an unvested restricted stock grant equal to 2,000,000 shares of common stock and a fully vested option grant to purchase an aggregate of 1.500.000 shares of common stock, which were issued in connection with their previously executed employment agreements.  In January 2013, Mr. Stetson entered into a new employment agreement with the Company in connection with his appointment as the Company’s Chief Financial Officer.

On November 14, 2012, the Company entered into an employment agreement with Doug Croxall (the “Croxall Employment Agreement”), whereby Mr. Croxall agreed to serve as our Chief Executive Officer for a period of two years, subject to renewal, in consideration for an annual salary of $350,000 and an Indemnification Agreement.  Additionally, under the terms of the Croxall Employment Agreement, Mr. Croxall shall be eligible for an annual bonus if the Company meets certain criteria, as established by the Board of Directors.  As further consideration for his services, Mr. Croxall received a ten year option award to purchase an aggregate of 2,000,000 shares of the Company’s common stock with an exercise price of $0.50 per share, subject to adjustment, which shall vest in 24 equal monthly installments on each monthly anniversary of the date of the Croxall Employment Agreement. The 2,000,000 options were valued on the grant date at approximately $0.48 per option or a total of $968,600 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.50 per share (based on the recent selling price of the Company’s common stock at private placements), volatility of 192%, expected term of 5 years, and a risk free interest rate of 0.61%. For the year ended December 31, 2012, the Company recorded stock-based compensation of $60,538. At December 31, 2012, there was a total of $908,062 of unrecognized compensation expense related to these non-vested warrant-based compensation arrangements discussed above.

A summary of the stock options as of December 31, 2012 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	-	-
Granted	5,000,000	0.50	10.0
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	(3,000,000)	0.50	10.0
Balance outstanding at December 31, 2012	2,000,000	$0.50	9.87

Options exercisable at end of year	83,333	$0.50
Options expected to vest	1,916,667
Weighted average fair value of options granted during the period		$0.48

Stock options outstanding at December 31, 2012 as disclosed in the above table have approximately $1,000,000 intrinsic value at the end of the year.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

In November 2011, the Company issued a promissory note for $53,500 to an affiliated company owned by the officers of Amicor. The note was payable in full without interest on or before January 15, 2012. In December 2011, the Company issued a promissory note for $99,474 to an affiliated company owned by the officers of Amicor. The note was payable in full without interest on or before January 15, 2012. Such note was issued in connection with the execution of a lease assignment agreement between the Company and the affiliated company for certain mineral rights located in San Juan County, Utah. On January 30, 2012, the Company paid both promissory notes above for a total of $152,974. The affiliated company agreed not to charge the Company a late penalty fee upon satisfaction of the notes.

On January 26, 2012, the Company entered into a 1 year consulting agreement with GRQ Consultants, Inc., pursuant to which such consultant will provide certain services to the Company in consideration for which the Company sold to the consultant warrants to purchase an aggregate of 1,750,000 shares of the Company’s common stock with an exercise price of $0.50. Barry Honig is the owner of GRQ Consultants, Inc. GRQ Consultants, Inc. 401(k), which is also owned by Mr. Honig, purchased an aggregate of $500,000 of shares of common stock in the Company’s Private Placement.  In addition, the Company entered into an Option Agreement with Pershing and Mr. Honig is a member of Pershing’s board of directors (see Note 6). Additionally, the Company entered into consulting agreement with Melechdavid Inc. in consideration for which the Company sold to Melechdavid Inc. warrants to purchase an aggregate of 1,750,000 shares of the Company’s common stock with an exercise price of $0.50 per share. The Company’s former Chief Executive Officer is the President of Melechdavid Inc. (see Note 6).

On January 26, 2012 the Company also issued a ten-year warrant to purchase an aggregate of 300,000 shares of common stock with an exercise price of $0.50 per share to Daniel Bleak, an outside consultant to the Company, which vests in three equal annual installments with the first installment vesting one year from the date of issuance. Daniel Bleak is the father of Joshua Bleak, a former member of the Company’s board of directors. Additionally, in August 2012, the Company paid Daniel Bleak $50,000 for research and business advisory services rendered pursuant to a Professional Service Agreement executed on August 1, 2012.

On March 19, 2012, the Company entered into an agreement with California Gold Corp. (“California Gold”), pursuant to which the Company agreed to provide California Gold with a geological review on or prior to March 30, 2012, of the Company’s certain uranium properties in consideration for $125,000 (see Note 9). David Rector, the Company’s former director, is a member of California Gold’s board of directors.

The Company’s principal place of business was located in a building owned by Silver Hawk Ltd., a Colorado corporation.   George Glasier, the Company’s former Chief Executive Officer, is the President and Chief Executive Officer of Silver Hawk Ltd.  The Company leased its office space on a month to month basis at a monthly rate of $850 pursuant to a lease effective January 1, 2012. Under the terms of the Rescission Agreement, the Company’s lease for such office space was terminated.

Between June 2012 and July 2012, the Company loaned $147,708 to an affiliated company in exchange for a secured promissory note. The note bore 6% interest per annum and shall become due and payable on or before June 29, 2013. This note was secured by a real estate property owned by the affiliated company. In November 2012, the Company collected a total of $218,218 from the affiliated company and such payment was applied towards the principal amount of $147,708 and interest of $70,510. The Company recognized interest income of $70,510 during the year ended December 31, 2012 and is included in the loss from discontinued operations as this transaction relates to the Company’s real estate business. Barry Honig, the President of the affiliated company, is a shareholder of the Company. Additionally, in August 2012, the Company issued 302,970 shares of common stock in connection with the exercise of 600,000 stock warrants on a cashless basis. The warrant holder was Barry Honig who purchased 600,000 warrants from a third party in June 2012.

In August 2012, the Company issued 302,970 shares of common stock in connection with the exercise of 600,000 stock warrants on a cashless basis. The warrant holder was Melechdavid Inc. who purchased 600,000 warrants from a third party in June 2012. The Company’s former Chief Executive Officer is the President of Melechdavid Inc. Additionally, in November 2012, the Company received a notice from the former Chief Executive Officer that the former Chief Executive Officer had violated Section 16(b) of the Exchange Act as a result of certain purchases and sales of shares of the Company’s common stock made by the former Chief Executive Officer within a period of less than six months that generated short-swing profits under Section 16(b). In December 2012, the former Chief Executive Officer made a $50,000 payment to the Company in disgorgement of the short-swing profits.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Mining Lease Agreements

In November 2011, the Company, through its wholly owned subsidiary, Amicor, entered into several mining lease agreements with certain officers of Amicor and affiliated companies owned by the officers of Amicor (collectively the “Lessors”). Such mining lease agreements granted and leased to the Company mineral properties located in the County of San Juan, Utah, County of Montrose, Colorado and County of San Miguel, Colorado. The term of the mining lease agreements was for the period of 20 years. The Company was required to pay the annual Federal Bureau of Land Management maintenance fees and other fees required to hold the mineral properties.

If the Company fails to keep or perform according to the terms of this agreement shall constitute an event of default and as such the Company shall have 10 days after receipt of default notice to make good or cure the default. Upon failure to cure the default, such mining lease agreements shall be terminated by the Lessors. The Company shall be under no further obligation or liability to the Lessors from and after the termination except for the performance of obligations and satisfaction of accrued liabilities to Lessors or third parties prior to such termination. On June 11, 2012, the Company terminated the leases in connection with the Rescission Agreement (see Note 1).

In December 2011, the Company, entered into a Lease Assignment and Acceptance Agreement with an affiliated company owned by the former officers of Amicor whereby the affiliated company agreed to assign its mineral rights and interests to the Company under a Surface and Mineral Lease Agreement dated in October 2011 with J.H. Ranch, Inc. located in San Juan County, Utah. The Company agreed to perform all of the affiliated company’s obligation under the Surface and Mineral Lease Agreement, including the payment of all lease payments, annual rents, advanced royalties, production royalties and other compensation as defined in the Agreement. The term of this agreement is 20 years.

The following schedule consists of the lease payment to Lessor based from the Agreement:

Due Date of Lease Payments from October 2011	Amount of Lease Payment

On or before the 30th day after the 1st Anniversary - paid	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500

The Company is required under the terms of the Agreement to make annual rent payments commencing on or before the 30th day after the 5th anniversary and each year thereafter and shall pay $10 for each acre of land contained within the lease premises.

The following schedule consists of the advance royalty payments to Lessor based from the Agreement:

Due Date of Advance Royalty Payments from October 2011	Amount of Advance Royalty Payment

On or before the 30th day after the 1st Anniversary - paid	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500

The Company shall pay a production royalty of 6.25% of the fair market value of all crude ores containing uranium, canadium and associated and related minerals mined and sold from the leased deposits. When production royalty payments from the sales of ores from the leased premises equal the cumulative amount due to Lessor as advanced royalty payment, the Company shall pay Lessor 12.5% of the fair market value as defined in the Agreement. In November 2012, the Company paid the lease payment and advance royalty payment due on the 1st anniversary of the agreement for a total of $85,000.

On January 30, 2012, the Company entered into a Mining Claim and Lease Sale/Purchase Agreement with Robert A. Larson whereby Mr. Larson sold and quitclaimed certain claims to the Company under a quitclaim deed and assigned the lease to the Company pursuant to a lease assignment in consideration for an aggregate purchase price One Hundred and Fifty Thousand Dollars ($150,000).  Pursuant to the terms of the agreement and the Quitclaim Deed, the Company shall pay to Mr. Larson a Production Royalty, on a quarterly basis, equal to 5% of the fair market value (calculated pursuant to the terms of the Quitclaim Deed) of all crude ores containing uranium, vanadium and associated and related minerals mined and shipped or sold from the Claims or fed to “Initial Process” defined in the Quitclaim Deed as “any processing or milling procedure to up-grade, concentrate or refine crude ores, including custom milling or other processing arrangement whereby title to the crude ore and all products derived therefrom is retained by the Company. Such property is located in San Miguel County, Colorado consisting of 320 acres more or less. The term of the assigned lease shall be for a period of 10 years and the Company shall have the right to renew and extend for an additional 10 year period. Under the lease, the Company shall pay annual rent payments of $10 for each acre of land contained within the property. Once development, mining and/or production has commenced and defined areas for mining has been designated, the annual rent payment for that portion shall be $25 for each acre designated with the remaining acreage shall continue to be paid at $10 for each acre. The Company shall also pay surface damage as defined in the Lease Sale/Purchase Agreement.

Agreements Purchased from Pershing Gold Corporation

On June 11, 2012, the Company and Pershing executed the exercise of the Option, through the assignment of Pershing’s wholly owned subsidiary, Acquisition Sub. As a result of the assignment, Acquisition Sub became a wholly owned subsidiary of the Company and the Company acquired all of Pershing’s uranium assets including certain lease agreements in uranium mining claims in Arizona, California and North Dakota.

Uranium Lease Agreements

The Company acquired the following Uranium lease agreements:

1)	Slope County, North Dakota, Lease 1 and 2

On June 28, 2007, through Acquisition Sub’s majority owned subsidiary, Secure Energy, LLC, signed a 20 year mining lease to develop and operate 472.8 acres of uranium mining properties in the Slope County, North Dakota. The Company prepaid the annual payment of $10 per net acre for eight years amounting to $36,717 at the date of signing. The Company will pay a production royalty of $0.75 per pound of all uranium sales.

2)	Slope County, North Dakota, Lease 3

On November 23, 2007, through Acquisition Sub’s majority owned subsidiary, Secure Energy, LLC, the Company signed a 10 year mining lease, with the right to extend an additional 10 years, to develop and operate 554.24 acres of uranium mining properties in the Slope County, North Dakota. The Company prepaid the annual payment of $10 per net acre for ten years amounting to $53,775 at the date of signing. The Company will pay a production royalty of $0.75 per pound of all uranium sales or 5% of net proceeds from the sale of uranium bearing ores.

Uranium Royalty agreements

On June 11, 2012, through the assignment of Acquisition Sub, the Company purchased a 100% interest in 86 unpatented lode mining claims located in Mohave County, Arizona. The Company will pay a 3% net smelter returns royalty on all uranium sales. The Company shall have the right to reduce the royalty from 3% to 0% by paying the aggregate sum of $1,500,000 ($500,000 for each 1%).

On June 11, 2012, through the assignment of Acquisition Sub, the Company assumed the purchase and sale agreement with Absaroka Stone LLC to purchase certain unpatented mining claims commonly known as the “Uinta County (Carnotite) Uranium Prospect” located in the Uinta County of Wyoming.  Pursuant to the terms of the agreement, Absaroka Stone LLC agreed not to stake for its own account any additional mining claims within a 15 mile radius of the property.  Any additional mining claims to be located within a 15 mile radius of the property (the “Claim Body”) were to be located, staked and filed by the Company, at its expense and held in its name.   Such agreement requires a minimum of $200,000 relating to location, maintenance, exploration, development or equipping any one or more of the mining claims that comprise the Claim Body for commercial production within 24 months from the date of the agreement in May 2011.  If the Company fails to incur a minimum of $200,000 in expenses related to the foregoing within 24 months, the Company shall pay an aggregate sum of $50,000 to Absaroka Stone LLC. Pursuant to the terms of the agreement, the Company would pay a 1% gross royalty to Absaroka Stone LLC on any revenues derived from the sale of all uranium-vanadium, gold, silver, copper and rare earth ores or concentrates produced from the Claim Body, up to an aggregate of $1,000,000.  The Company has the option to eliminate the royalty obligations by paying Absaroka Stone LLC an aggregate payment of $1,000,000.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Mining Lease Agreements

In November 2011, the Company, through its wholly owned subsidiary, Amicor, entered into several mining lease agreements with certain officers of Amicor and affiliated companies owned by the officers of Amicor (collectively the “Lessors”). Such mining lease agreements granted and leased to the Company mineral properties located in the County of San Juan, Utah, County of Montrose, Colorado and County of San Miguel, Colorado. The term of the mining lease agreements was for the period of 20 years. The Company was required to pay the annual Federal Bureau of Land Management maintenance fees and other fees required to hold the mineral properties. If the Company fails to keep or perform according to the terms of this agreement shall constitute an event of default and as such the Company shall have 10 days after receipt of default notice to make good or cure the default. Upon failure to cure the default, such mining lease agreements shall be terminated by the Lessors. The Company shall be under no further obligation or liability to the Lessors from and after the termination except for the performance of obligations and satisfaction of accrued liabilities to Lessors or third parties prior to such termination. On June 11, 2012, the Company terminated the leases in connection with the Rescission Agreement (see Note 1).

In December 2011, the Company, entered into a Lease Assignment and Acceptance Agreement with an affiliated company owned by the former officers of Amicor whereby the affiliated company agreed to assign its mineral rights and interests to the Company under a Surface and Mineral Lease Agreement dated in October 2011 with J.H. Ranch, Inc. located in San Juan County, Utah. The Company agreed to perform all of the affiliated company’s obligation under the Surface and Mineral Lease Agreement, including the payment of all lease payments, annual rents, advanced royalties, production royalties and other compensation as defined in the 20 year term Agreement.

The following schedule consists of the lease payment to Lessor based from the Agreement:

Due Date of Lease Payments from October 2011	Amount of Lease Payment

On or before the 30th day after the 1st Anniversary - paid	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500

The Company is required under the terms of the Agreement to make annual rent payments commencing on or before the 30th day after the 5th anniversary and each year thereafter and shall pay $10 for each acre of land contained within the lease premises.

The following schedule consists of the advance royalty payments to Lessor based from the Agreement:

Due Date of Advance Royalty Payments from October 2011	Amount of Advance Royalty Payment

On or before the 30th day after the 1st Anniversary - paid	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500

The Company shall pay a production royalty of 6.25% of the fair market value of all crude ores containing uranium, canadium and associated and related minerals mined and sold from the leased deposits. When production royalty payments from the sales of ores from the leased premises equal the cumulative amount due to Lessor as advanced royalty payment, the Company shall pay Lessor 12.5% of the fair market value as defined in the Agreement. In November 2012, the Company paid the lease payment and advance royalty payment due on the 1st anniversary of the agreement for a total of $85,000.

On January 30, 2012, the Company entered into a Mining Claim and Lease Sale/Purchase Agreement with Robert A. Larson whereby Mr. Larson sold and quitclaimed certain claims to the Company under a quitclaim deed and assigned the lease to the Company pursuant to a lease assignment in consideration for an aggregate purchase price One Hundred and Fifty Thousand Dollars ($150,000).  Pursuant to the terms of the agreement and the Quitclaim Deed, the Company shall pay to Mr. Larson a Production Royalty, on a quarterly basis, equal to 5% of the fair market value (calculated pursuant to the terms of the Quitclaim Deed) of all crude ores containing uranium, vanadium and associated and related minerals mined and shipped or sold from the Claims or fed to “Initial Process” defined in the Quitclaim Deed as “any processing or milling procedure to up-grade, concentrate or refine crude ores, including custom milling or other processing arrangement whereby title to the crude ore and all products derived therefrom is retained by the Company. Such property is located in San Miguel County, Colorado consisting of 320 acres more or less. The term of the assigned lease shall be for a period of 10 years and the Company shall have the right to renew and extend for an additional 10 year period. Under the lease, the Company shall pay annual rent payments of $10 for each acre of land contained within the property. Once development, mining and/or production has commenced and defined areas for mining has been designated, the annual rent payment for that portion shall be $25 for each acre designated with the remaining acreage shall continue to be paid at $10 for each acre. The Company shall also pay surface damage as defined in the Lease.

Agreements Purchased from Pershing Gold Corporation

On June 11, 2012, the Company and Pershing executed the exercise of the Option, through the assignment of Pershing’s wholly owned subsidiary, Acquisition Sub (see Note 5). As a result of the assignment, Acquisition Sub became a wholly owned subsidiary of the Company and the Company acquired all of Pershing’s uranium assets including certain lease agreements in uranium mining claims in Arizona, California and North Dakota.

Uranium Lease Agreements

The Company acquired the following Uranium lease agreements:

1)	Slope County, North Dakota, Lease 1 and 2

On June 28, 2007, through Acquisition Sub’s majority owned subsidiary, Secure Energy, LLC, signed a 20 year mining lease to develop and operate 472.8 acres of uranium mining properties in the Slope County, North Dakota. The Company prepaid the annual payment of $10 per net acre for eight years amounting to $36,717 at the date of signing. The Company will pay a production royalty of $0.75 per pound of all uranium sales.

2)	Slope County, North Dakota, Lease 3

On November 23, 2007, through Acquisition Sub’s majority owned subsidiary, Secure Energy, LLC, the Company signed a 10 year mining lease, with the right to extend an additional 10 years, to develop and operate 554.24 acres of uranium mining properties in the Slope County, North Dakota. The Company prepaid the annual payment of $10 per net acre for ten years amounting to $53,775 at the date of signing. The Company will pay a production royalty of $0.75 per pound of all uranium sales or 5% of net proceeds from the sale of uranium bearing ores.

Royalty agreements

On June 11, 2012, through the assignment of Acquisition Sub, the Company purchased a 100% interest in 86 unpatented lode mining claims located in Mohave County, Arizona. The Company will pay a 3% net smelter returns royalty on all uranium sales. The Company shall have the right to reduce the royalty from 3% to 0% by paying the aggregate sum of $1,500,000 ($500,000 for each 1%).

On June 11, 2012, through the assignment of Acquisition Sub, the Company assumed the purchase and sale agreement with Absaroka Stone LLC to purchase certain unpatented mining claims commonly known as the “Uinta County (Carnotite) Uranium Prospect” located in the Uinta County of Wyoming.  Pursuant to the terms of the agreement, Absaroka Stone LLC agreed not to stake for its own account any additional mining claims within a 15 mile radius of the property.  Any additional mining claims to be located within a 15 mile radius of the property (the “Claim Body”) were to be located, staked and filed by the Company, at its expense and held in its name.   Such agreement requires a minimum of $200,000 relating to location, maintenance, exploration, development or equipping any one or more of the mining claims that comprise the Claim Body for commercial production within 24 months from the date of the agreement in May 2011.  If the Company fails to incur a minimum of $200,000 in expenses related to the foregoing within 24 months, the Company shall pay an aggregate sum of $50,000 to Absaroka Stone LLC. Pursuant to the terms of the agreement, the Company would pay a 1% gross royalty to Absaroka Stone LLC on any revenues derived from the sale of all uranium-vanadium, gold, silver, copper and rare earth ores or concentrates produced from the Claim Body, up to an aggregate of $1,000,000.  The Company has the option to eliminate the royalty obligations by paying Absaroka Stone LLC an aggregate payment of $1,000,000.

MARKETABLE SECURITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 8 – MARKETABLE SECURITIES

Marketable securities at June 30, 2013 consisted of the following:

	Cost	Gross Unrealized Gains/(losses)	Gross Realized Gains/(losses)	Fair Value

Publicly traded equity securities – available for sale	$125,000	(6,250)	(112,500)	$6,250

Available for sale securities are carried at fair value. Unrealized gains or losses on marketable securities - available for sale are recognized on a periodic basis as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale will be reflected in the Company’s net loss for the period in which the security are liquidated. At the end of each period, the Company evaluates the carrying value of the marketable securities for a decrease in value. The Company evaluates the company underlying these marketable securities to determine whether a decline in fair value below the amortized cost basis is other than temporary. If the decline in fair value is judged to be “other- than- temporary”, the cost basis of the individual security shall be written down to fair value as a new cost basis and the amount of the write-down is charged to earnings.

The Company has recorded unrealized loss of $6,250 as an element of comprehensive income during the six months ended June 30, 2013.

NOTE 9 – MARKETABLE SECURITIES

Marketable securities at December 31, 2012 consisted of the following:

	Cost	Gross Unrealized Gains/(losses)	Gross Realized Gains/(losses)	Fair Value

Publicly traded equity securities – available for sale	$125,000	—	(112,500)	$12,500

Available for sale securities are carried at fair value. Unrealized gains or losses on marketable securities - available for sale are recognized on a periodic basis as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale will be reflected in the Company’s net loss for the period in which the security are liquidated. At the end of each period, the Company evaluates the carrying value of the marketable securities for a decrease in value. The Company evaluates the company underlying these marketable securities to determine whether a decline in fair value below the amortized cost basis is other than temporary. If the decline in fair value is judged to be “other- than- temporary”, the cost basis of the individual security shall be written down to fair value as a new cost basis and the amount of the write-down is charged to earnings.

On March 19, 2012, the Company entered into an agreement with California Gold, pursuant to which the Company agreed to provide California Gold with a geological review (the “Report”) on or prior to March 30, 2012, of the Company’s certain uranium properties pursuant to which California Gold may determine and identify the approximate locations and scope of geologic formations that could contain potential gold deposits on these properties.

In consideration for delivery of the Report, California Gold agreed to pay the Company $125,000, which payment may, at the election of California Gold, be paid in cash or in unregistered shares of California Gold common stock, par value $0.001 per share (the “California Gold Common Stock”), issued by California Gold.  In the event that California Gold elects to deliver the California Gold Common Stock, it shall deliver such number of shares of California Gold Common Stock that shall be equal to the number which results from dividing $125,000 by the lesser of: (i) the closing price of a share of the California Gold Common Stock as quoted on the Over the Counter Bulletin Board on March 19, 2012 or (ii)

the purchase price per share of California Gold Common Stock paid by investors in California Gold sold in California Gold’s next financing, if any, on or before March 30, 2012. In March 2012, the Company received 1,250,000 restricted shares of California Gold.

At the time of issuance, the Company valued the shares of California Gold and recorded the cost of investment at the fair market value (based on the closing price pursuant to the agreement) of the shares at $0.10 per share or $125,000 and was recorded as other income during the year ended December 31, 2012 as reflected in the accompanying consolidated statement of operations.

The Company evaluated these marketable securities and determined that the fair value is deemed to be other- than- temporary, the cost basis of the individual security shall be written down to fair value as a new cost basis and the amount of the write-down is charged to earnings. During the year ended December 31, 2012, as a result of the evaluation, the Company has recorded a realized loss on other than temporary decline of $112,500.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 - INCOME TAXES

The Company accounts for income taxes under ASC Topic 740: Income Taxes which requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards. ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. The Company has a net operating loss carryforward for tax purposes totaling approximately $1,227,000 at December 31, 2012, expiring through the year 2032. Internal Revenue Code Section 382 places a limitation on the amount of taxable income that can be offset by carryforwards after certain ownership shifts.

The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Tax benefit computed at "expected" statutory rate	$(2,359,025)	$(37,169)
State income taxes, net of benefit	(60,884)	(492)
Permanent differences :
Impairment expense	437,324	33,820
Stock based compensation and consulting	1,508,371	-
Other permanent differences	(681)	-

Increase in valuation allowance	474,895	3,841
Net income tax benefit	$-	$-

The table below summarizes the differences between the Companies’ effective tax rate and the statutory federal rate as follows for the period ended:

	December 31, 2012	December 31, 2011

Computed "expected" tax expense (benefit)	(34.0)%	(34.0)%
State income taxes	(5.0)%	(5.0)%
Permanent differences	31.0%	-
Change in valuation allowance	8.0%	39.0%

Effective tax rate	0.0%	0.0%

The Companies have a deferred tax asset which is summarized as follows at:

Deferred tax assets:	December 31, 2012	December 31, 2011
Net operating loss carryover	$ 478,736	$ 3,841
Less: valuation allowance	(478,736)	(3,841)
Net deferred tax asset	$ -	$ -

After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance at December 31, 2012, due to the uncertainty of realizing the deferred income tax assets. The valuation allowance was increased by $474,895.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9 – SUBSEQUENT EVENTS

On July 25, 2013, the Company granted an aggregate of 67,307 five-year options to purchase shares of common stock to four consultants who are employees of IP Nav. Such options shall vest 33% on the first year anniversary, 33% on the 2nd year anniversary and 34% on the third year anniversary. The exercise price was based on the $6.85 closing price of the Company’s common stock on the date of grant.

On July 18, 2013, the Company filed a certificate of amendment to the Company’s Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada in order to effectuate a reverse stock split of the issued and outstanding common stock, par value $0.0001 per share on a one (1) for thirteen (13) basis (the “Reverse Split”). The Reverse Split became effective with the FINRA at the open of business on July 22, 2013. As a result of the Reverse Stock Split, every thirteen shares of the pre-reverse split common stock will be combined and reclassified into one share of the Company’s common stock. No fractional shares of common stock will be issued as a result of the Reverse Split. Stockholders who otherwise would be entitled to a fractional share shall receive the next highest number of whole shares.

On July 25, 2013, the Company granted 4,380 shares of common stock for legal services rendered. In connection with this transaction, the Company valued the shares at the fair market value on the date of grant at $6.85 per share or $30,000.

In August 2013, the Company sold an aggregate of 153,846 post-split (2,000,000 pre-split) units representing gross proceeds to the Company of $800,000 to certain accredited investors pursuant to a securities purchase agreement. Each unit was subscribed for a purchase price of $5.20 post-split ($0.40 pre-split) per unit and consists of: (i) one share of the Company’s common stock (153,846 post-split common stock) and (ii) a three (3) year warrant to purchase half a share of the common stock (76,923 post-split warrants) at an exercise price of $6.50 post-split ($0.50 pre-split) per share, subject to adjustment upon the occurrence of certain events such as stock splits and stock dividends and similar events.

On July 29, 2013, the Company converted legal fees of $29,620 into 5,696 units. Each unit was subscribed for a purchase price of $5.20 post-split ($0.40 pre-split) per unit and consists of: (i) one share of the Company’s common stock 5,696 post-split common stock) and (ii) a three (3) year warrant to purchase half a share of the common stock  (2,848 post-split warrants) at an exercise price of $6.50 post-split ($0.50 pre-split) per share, subject to adjustment upon the occurrence of certain events such as stock splits and stock dividends and similar events.

On July 30, 2013, the Company issued 1,923 shares of common stock to a consultant in connection with the consulting agreement dated April 17, 2013. In connection with this transaction, the Company valued the shares at the fair market value on the date of grant at $7.00 per share.

NOTE 11 – SUBSEQUENT EVENTS

On January 28, 2013, the Company entered into an employment agreement with John Stetson, the Company’s Chief Financial Officer and Secretary (the “Stetson Employment Agreement”) whereby Mr. Stetson agreed to serve as the Company's Chief Financial Officer for a period of one year, subject to renewal, in consideration for an annual salary of $75,000  Additionally,  Mr. Stetson shall be eligible for an annual bonus if the Company meets certain criteria, as established by the Board of Directors, subject to standard “claw-back rights” in the event of any restatement of any prior period earnings or other results as from which any annual bonus shall have been determined.  As further consideration for his services, Mr. Stetson shall receive a ten year option award to purchase an aggregate of 500,000 shares of the Company’s common stock with an exercise price of $0.50 per share, subject to adjustment, which shall vest in three (3) equal annual installments on the beginning on the first annual anniversary of the date of the Stetson Employment Agreement, provided Mr. Stetson is still employed by the Company. In the event of Mr. Stetson’s termination prior to the expiration of his employment term under his employment agreement, unless he is terminated for Cause (as defined in the Stetson Employment Agreement), or in the event Mr. Stetson resigns without Good Reason (as defined in the Stetson Employment Agreement), the Company shall pay to him a lump sum in an amount equal to the sum of his (i) base salary for the prior 12 months plus (ii) his annual bonus amount during the prior 12 months.

On February 15, 2013, the Company filed the Certificate with the Secretary of State of the State of Nevada in order to effectuate the Name Change to Marathon Patent Group, Inc. (see Note 1). The Name Change will be effective for the principal market for the Shares, the Over-the-Counter Bulletin Board, upon approval by the Financial Industry Regulatory Authority (“FINRA”) at which time the new trading symbol “MARA” will also become effective.

On March 1, 2013, Mr. Nathaniel Bradley was appointed as the Company’s Chief Technology Officer and President of IP Services. Pursuant to the Employment Agreement between the Company and Mr. Bradley dated March 1, 2013 (“Bradley Employment Agreement”), Mr. Bradley shall serve as the Company’s Chief Technology Officer and President of IP Services for two (2) years. The Bradley Employment Agreement shall be automatically renewed for successive one (1) year periods thereafter. Mr. Bradley shall be entitled to a base salary at an annual rate of $195,000, with such upward adjustments as shall be determined by the Board in its sole discretion. Mr. Bradley shall also be entitled to an annual bonus if the Company meets or exceeds criteria adopted by the Compensation Committee of the Board for earning bonuses. Mr. Bradley shall be awarded five (5) year stock options to purchase an aggregate of one million (1,000,000) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 1, 2013 as reported by the OTC Bulletin Board, vesting in twenty-four (24) equal installments on each monthly anniversary of March 1, 2013, provided Mr. Bradley is still employed by the Company on each such date.

On March 1, 2013, Mr. James Crawford was appointed as the Company’s Chief Operating Officer. Pursuant to the Employment Agreement between the Company and Mr. Crawford dated March 1, 2013 (“Crawford Employment Agreement”), Mr. Crawford shall serve as the Company’s Chief Operating Officer for two (2) years. The Crawford Employment Agreement shall be automatically renewed for successive one (1) year periods thereafter. Mr. Crawford shall be entitled to a base salary at an annual rate of $185,000, with such upward adjustments as shall be determined by the Board in its sole discretion. Mr. Crawford shall also be entitled to an annual bonus if the Company meets or exceeds criteria adopted by the Compensation Committee of the Board for earning bonuses. Mr. Crawford shall be awarded five (5) year stock options to purchase an aggregate of five hundred thousand (500,000) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 1, 2013 as reported by the OTC Bulletin Board, vesting in twenty-four (24) equal installments on each monthly anniversary of March 1, 2013, provided Mr. Crawford is still employed by the Company on each such date.

On March 8, 2013, Mr. Joshua Bleak and Mr. David Rector tendered their resignations as members of the Board of the Company.

On March 8, 2013, the Board appointed Mr. Craig Nard and Mr. William Rosellini to fill the vacancies created by the resignation of Mr. Bleak and Mr. Rector. Pursuant to the Independent Director Agreement between the Company and Mr. Nard and Mr. Rosellini dated March 8, 2013. Each director shall be granted five (5) year stock options to purchase an aggregate of one hundred thousand (100,000) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 8, 2013 as reported by the OTC Bulletin Board. The options shall vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary, and shall be subject to the Company’s stock plan as in effect from time to time, including any clawback and termination provisions therein. The option agreements shall provide for cashless exercise features. Such agreement shall be terminated upon resignation or removal of Mr. Nard and Mr. Rosellini as members of the Board.

In February 2013, the Company sold 2 real estate properties generating revenues of approximately $440,000. The Company intends to sell and dispose its remaining real estate holdings during fiscal 2013.

On March 6, 2013, the Company entered into an Asset Purchase Agreement (the “Agreement”) with Augme Technologies (“Seller”) whereby Seller agreed to sell to the Company certain office equipment, data, documentation, and business information related to the Seller’s business and assign agreements and prospective clients and business opportunities to the Company. In consideration for the assets and assigned agreements, the Company shall pay $10,000 at closing and provide litigation assistance as defined in the Agreement. As additional consideration, the Company also entered into a 2 year Service Agreement (the “Service Agreement”) with the Seller whereby the Seller shall engage the Company to provide consulting services including patent litigation matters, sale, license involving the Seller’s intellectual property and general consulting services to continue the Seller’s business operations.

The Company shall provide certain fixed hours of services per month without additional compensation to the Company pursuant to the Service Agreement. In the event the Seller request for additional hours of the Company’s services, the Seller shall be billed $350 for each additional hour of services provided by the Company. Pursuant to the Agreement, the Company shall also assume certain office lease agreement in connection with an office located in Tucson, Arizona. The term of the office lease is currently set to expire on July 31, 2013 and the base rent of the office lease is $4,774 per month.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation and Principle of Consolidation
Basis of Presentation and Principle of Consolidation

The condensed consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP") and present the financial statements of the Company and its wholly-owned subsidiaries. In the preparation of consolidated financial statements of the Company, intercompany transactions and balances were eliminated. All adjustments (consisting of normal recurring items) necessary to present fairly the Company's financial position as of June 30, 2013, and the results of operations and cash flows for the six months ended June 30, 2013 have been included. The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the full year. The accounting policies and procedures employed in the preparation of these condensed consolidated financial statements have been derived from the audited financial statements of the Company for the year ended December 31, 2012, which are contained in Form 10-K as filed with the Securities and Exchange Commission on March 28, 2013. The consolidated balance sheet as of December 31, 2012 was derived from those financial statements.

Basis of Presentation and Principle of Consolidation

The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP") and present the consolidated financial statements of the Company and its wholly-owned subsidiaries as of December 31, 2012. In the preparation of consolidated financial statements of the Company, intercompany transactions and balances were eliminated.

Development Stage Company
Development Stage Company

The Company is presented as a development stage company. Activities during the development stage include organizing the business, raising capital, enforcement and development of its intellectual property, and acquiring additional intellectual property.  The Company is a development stage company with insignificant revenues and no profits from its planned principal operations. The Company has not commenced significant operations and, in accordance with Accounting Standards Codification (“ASC”) Topic 915 “Development Stage Entities”, is considered a development stage company.

Development Stage Company

The Company is presented as a development stage company. Activities during the development stage include organizing the business, raising capital and acquiring additional intellectual property.  The Company is a development stage company with no revenues and no profits. The Company has not commenced significant operations and, in accordance with Accounting Standards Codification (“ASC”) Topic 915 “Development Stage Entities”, is considered a development stage company.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents.  The Company maintains cash and cash equivalent balances at one financial institution that is insured by the Federal Deposit Insurance Corporation. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. For the six months ended June 30, 2013, the Company has reached bank balances exceeding the FDIC insurance limit. To reduce its risk associated with the failure of such financial institution, the Company evaluates at least annually the rating of the financial institution in which it holds deposits.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents.  The Company maintains cash and cash equivalent balances at one financial institution that is insured by the Federal Deposit Insurance Corporation. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. In addition to the basic insurance deposit coverage, the FDIC was providing temporary unlimited coverage for non-interest bearing transaction accounts through December 31, 2012. For the year ended December 31, 2012, the Company has reached bank balances exceeding the FDIC insurance limit of approximately $958,000. To reduce its risk associated with the failure of such financial institution, the Company evaluates at least annually the rating of the financial institution in which it holds deposits.

Use of Estimates and Assumptions
Use of Estimates and Assumptions

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, the assumptions used to calculate fair value of warrants and options granted, common stock issued for services, and common stock issued in connection with an option agreement and the valuation of mineral rights.

Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates made by management include, but are not limited to, the assumptions used to calculate fair value of warrants granted, common stock issued for services, common stock issued in connection with an option agreement, common stock issued for acquisition of patents, and the valuation of mineral rights.

Accounts Receivable
Accounts Receivable

The Company has a policy of reserving for questionable accounts based on its best estimate of the amount of probable credit losses in its existing accounts receivable.  The Company periodically reviews its accounts receivable to determine whether an allowance is necessary based on an analysis of past due accounts and other factors that may indicate that the realization of an account may be in doubt.  Account balances deemed to be uncollectible are charged to the bad debt expense after all means of collection have been exhausted and the potential for recovery is considered remote.  At June 30, 2013 and 2012, there was no allowance for bad debt. Accounts receivable at June 30, 2013 and December 31, 2012, amounted to $250,000 and $0, respectively.

Concentration of revenue and geographic area
Concentration of revenue and geographic area

Patent license revenue from enforcement activities is considered United States revenue as payments are for licenses for United States operations irrespective of the location of the licensee's or licensee's parent home domicile. As of June 30, 2013, one customer accounted for 100% of the Company’s total accounts receivable. Revenues from three customers accounted for approximately 100% of the Company’s revenues for the six months ended June 30, 2013.

Revenue Recognition
Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 605, “Revenue Recognition”. Revenue is recognized when (i) persuasive evidence of an arrangement exists, (ii) all obligations have been substantially performed, (iii) amounts are fixed or determinable and (iv) collectability of amounts is reasonably assured.

The Company considers its licensing and enforcement activities as one unit of accounting under ASC 605-25, “Multiple-Element Arrangements” as the delivered items do not have value to customers on a standalone basis, there are no undelivered elements and there is no general right of return relative to the license. Under ASC 605-25, the appropriate recognition of revenue is determined for the combined deliverables as a single unit of accounting and revenue is recognized upon delivery of the final elements, including the license for past and future use and the release.

Also due to the fact that the settlement element and license element for past and future use are the major central business, the Company does not present these two elements as different revenue streams in its statement of operations. The Company does not expect to provide licenses that do not provide some form of settlement or release. Revenues from patent enforcement activities accounted for 100% of the Company’s revenues for six months ended June 30, 2013.

Revenue Recognition

The Company has not generated revenue from the Company’s current patent business. The Company will recognize revenue when all the conditions for revenue recognition are met: (i) persuasive evidence of an arrangement exists, (ii) collection of the fee is probable, (iii) the sales price is fixed and determinable and (iv) delivery has occurred or services have been rendered.

Cost of revenue
Cost of revenue

Cost of revenues mainly includes expenses incurred in connection with the Company’s patent enforcement activities, such as legal fees, consulting costs, patent maintenance, royalty fees for acquired patents and other related expenses, as well as, the amortization of acquired patents. Cost of revenue does not include expenses related to product development, integration or support, as these are included in general and administrative expenses.

Prepaid Expenses
Prepaid Expenses

Prepaid expenses of $445,925 and $40,333 at June 30, 2013 and December 31, 2012, respectively, consist primarily of costs paid for future services which will occur within a year. Prepaid expenses include prepayments in cash and equity instruments for public relation services, business advisory, consulting and prepaid insurance which are being amortized over the terms of their respective agreements.

Prepaid Expenses

Prepaid expenses of $40,333 and $0 at December 31, 2012 and 2011, respectively, consist primarily of costs paid for future services and expenses which will occur within a year. Prepaid expenses include prepayments in cash of public relation, consulting services and prepaid insurance which are being amortized over the terms of their respective agreements.

Marketable Securities
Marketable Securities

Marketable securities that the Company invests in publicly traded equity securities and are generally restricted for sale under Federal securities laws. The Company’s policy is to liquidate securities received when market conditions are favorable for sale. Since these securities are often restricted, the Company is unable to liquidate them until the restriction is removed. Pursuant to ASC Topic 320, “Investments –Debt and Equity Securities” the Company’s marketable securities have a readily determinable and active quoted price, such as from NASDAQ, NYSE Euronext, the Over the Counter Bulletin Board, and the OTC Markets Group.

Available for sale securities are carried at fair value, with changes in unrealized gains or losses are recognized as an element of comprehensive income based on changes in the fair value of the security.  Once liquidated, realized gains or losses on the sale of marketable securities available for sale are reflected in the net income (loss) for the period in which the security was liquidated.

Marketable Securities

Marketable securities that the Company invests in publicly traded equity securities and are generally restricted for sale under Federal securities laws. The Company’s policy is to liquidate securities received when market conditions are favorable for sale. Since these securities are often restricted, the Company is unable to liquidate them until the restriction is removed. Pursuant to ASC Topic 320, “Investments –Debt and Equity Securities” the Company’s marketable securities have a readily determinable and active quoted price, such as from NASDAQ, NYSE Euronext, the Over the Counter Bulletin Board, and the OTC Markets Group.

Available for sale securities are carried at fair value, with changes in unrealized gains or losses are recognized as an element of comprehensive income based on changes in the fair value of the security.  Once liquidated, realized gains or losses on the sale of marketable securities available for sale are reflected in the net income (loss) for the period in which the security was liquidated.

Related Party Transaction
Related Party Transaction

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

Comprehensive Income
Comprehensive Income

Accounting Standards Update (“ASU”) No. 2011-05 amends Financial Accounting Standards Board (“FASB”) Codification Topic 220 on comprehensive income (1) to eliminate the current option to present the components of other comprehensive income in the statement of changes in equity, and (2) to require presentation of net income and other comprehensive income (and their respective components) either in a single continuous statement or in two separate but consecutive statements. These amendments do not alter any current recognition or measurement requirements in respect of items of other comprehensive income. The amendments in this Update are to be applied prospectively.

Comprehensive Income

Accounting Standards Update (“ASU”) No. 2011-05 amends Financial Accounting Standards Board (“FASB”) Codification Topic 220 on comprehensive income (1) to eliminate the current option to present the components of other comprehensive income in the statement of changes in equity, and (2) to require presentation of net income and other comprehensive income (and their respective components) either in a single continuous statement or in two separate but consecutive statements. These amendments do not alter any current recognition or measurement requirements in respect of items of other comprehensive income. The amendments in this Update are to be applied prospectively.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Company adopted FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing US GAAP that require the use of fair value measurements, establishes a framework for measuring fair value and expands disclosure about such fair value measurements. The adoption of ASC 820 did not have an impact on the Company’s financial position or operating results, but did expand certain disclosures. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.
Investment measured at fair value on a recurring basis:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$-	$-	$6,250

The Company classifies the investments in marketable securities available for sale as Level 3, adjusted for the effect of restriction. The securities are restricted and cannot be readily resold by the Company absent a registration of those securities under the Securities Act of 1933, as amended (the “Securities Act”) or the availabilities of an exemption from the registration requirements under the Securities Act. As these securities are often restricted, the Company is unable to liquidate them until the restriction is removed. Unrealized gains or losses on marketable securities available for sale are recognized as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale are reflected in our net income for the period in which the security was liquidated.

The carrying amounts reported in the balance sheet for cash, accounts receivable, prepaid expenses, accounts payable, and accrued expenses, approximate their estimated fair market value based on the short-term maturity of this instrument.

In addition, FASB ASC 825-10-25 “Fair Value Option” was effective for January 1, 2008. ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.

Fair Value of Financial Instruments

The Company adopted FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value and expands disclosure about such fair value measurements. The adoption of ASC 820 did not have an impact on the Company’s financial position or operating results, but did expand certain disclosures.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

Investment measured at fair value on a recurring basis:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$-	$-	$12,500

The Company classifies the investments in marketable securities available for sale as Level 3, adjusted for the effect of restriction. The securities are restricted and cannot be readily resold by the Company absent a registration of those securities under the Securities Act of 1933, as amended (the “Securities Act”) or the availabilities of an exemption from the registration requirements under the Securities Act. As these securities are often restricted, the Company is unable to liquidate them until the restriction is removed. Unrealized gains or losses on marketable securities available for sale are recognized as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale are reflected in our net income for the period in which the security was liquidated.

The carrying amounts reported in the balance sheet for cash, prepaid expenses, accounts payable, and accrued expenses, approximate their estimated fair market value based on the short-term maturity of this instrument.

In addition, FASB ASC 825-10-25 “Fair Value Option” was effective for January 1, 2008. ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.

Income Taxes
Income Taxes

The Company accounts for income taxes pursuant to the provision of ASC 740-10, “Accounting for Income Taxes” which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provision of the ASC 740-10 related to Accounting for Uncertain Income Tax Position. When tax returns are filed, it is highly certain that some positions taken would be situated upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is most likely that not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions.

Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

The Company has adopted ASC 740-10-25 Definition of Settlement, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits and provides that a tax position can be effectively settled upon the completion and examination by a taxing authority without being legally extinguished. For tax position considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely that not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open.  The federal and state income tax returns of the Company are subject to examination by the Internal Revenue Service and state taxing authorities, generally for three years after they were filed.

Income Taxes

The Company accounts for income taxes pursuant to the provision of ASC 740-10, “Accounting for Income Taxes” which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provision of the ASC 740-10 related to Accounting for Uncertain Income Tax Position. When tax returns are filed, it is highly certain that some positions taken would be situated upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is most likely that not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions.

Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

The Company has adopted ASC 740-10-25 Definition of Settlement, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits and provides that a tax position can be effectively settled upon the completion and examination by a taxing authority without being legally extinguished. For tax position considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely that not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open. The federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed.

Basic and Diluted Net Loss per Share
Basic and Diluted Net Loss per Share

Net loss per common share is calculated in accordance with ASC Topic 260: Earnings Per Share (“ASC 260”). Basic loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. The computation of diluted net loss per share does not include dilutive common stock equivalents in the weighted average shares outstanding as they would be anti-dilutive. The Company has 471,154 post-split options and 628,489 post-split warrants outstanding at June 30, 2013 and was excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s net loss.

The following table sets forth the computation of basic and diluted loss per share:
	For the Three Months ended June 30, 2013	For the Three Months ended June 30, 2012	For the Six Months ended June 30, 2013	For the Six Months ended June 30, 2012
Numerator:
Loss from continuing operations	$(819,972)	$(283,980)	$(1,534,288)	$(3,216,554)
Loss from discontinued operations	$9,473	$(1,302,620)	$118,253	$(1,329,925)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	4,249,120	3,174,716	3,874,283	2,774,609

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.19)	$(0.09)	$(0.40)	$(1.16)
Loss from discontinued operations	$(0.00)	$(0.41)	$0.03	$0.48

Basic and Diluted Net Loss per Share

Net loss per common share is calculated in accordance with ASC Topic 260: Earnings Per Share (“ASC 260”). Basic loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. The computation of diluted net loss per share does not include dilutive common stock equivalents in the weighted average shares outstanding as they would be anti-dilutive. The Company has 2,000,000 options and 2,589,109 warrants outstanding at December 31, 2012 and was excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s net loss.

The following table sets forth the computation of basic and diluted loss per share:

	For the Year ended December 31, 2012	For the period from inception, April 30, 2011 to December 31, 2011
Numerator:
Loss from continuing operations	$(5,527,637)		$(9,848)
Loss from discontinued operations	$(1,410,671)		$(99,474)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	36,238,712		7,469,388

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.15)	$	(0.00)
Loss from discontinued operations	$(0.04)		$(0.01)

Intangible assets
Intangible assets

Intangible assets include patents purchased and recorded based on the cost to acquire them. These assets are amortized over their remaining estimated useful lives. Useful lives of intangible assets are periodically evaluated for reasonableness and the assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable.

Intangible assets

Intangible assets include patents purchased and recorded based on the cost to acquire them. These assets are amortized over their remaining estimated useful lives. Useful lives of intangible assets are periodically evaluated for reasonableness and the assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable.

Goodwill and other intangible assets
Goodwill and other intangible assets

In accordance with ASC 350-30-65, “Intangibles - Goodwill and Others”, the Company assesses the impairment of identifiable intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers to be important which could trigger an impairment review include the following:

1.	Significant underperformance relative to expected historical or projected future operating results;
2.	Significant changes in the manner of use of the acquired assets or the strategy for the overall business; and
3.	Significant negative industry or economic trends.

When the Company determines that the carrying value of intangibles may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge.

The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Impairment of Long-lived Assets
Impairment of Long-lived Assets

The Company accounts for the impairment or disposal of long-lived assets according to the ASC 360 “Property, Plant and Equipment”.  The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of long-lived assets, including mineral rights, may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future net undiscounted cash flows expected to be generated by the asset. When necessary, impaired assets are written down to estimated fair value based on the best information available. Estimated fair value is generally based on either appraised value or measured by discounting estimated future cash flows. Considerable management judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could vary significantly from such estimates. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The Company recorded impairment charges on its long-lived assets of $0 and $1,256,000 during the six months ended June 30, 2013 and June 30, 2012, respectively, and was included in loss from discontinued operations.

Impairment of Long-lived Assets

The Company accounts for the impairment or disposal of long-lived assets according to the ASC 360 “Property, Plant and Equipment”.  The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of long-lived assets, including mineral rights, may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future net undiscounted cash flows expected to be generated by the asset. When necessary, impaired assets are written down to estimated fair value based on the best information available. Estimated fair value is generally based on either appraised value or measured by discounting estimated future cash flows. Considerable management judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could vary significantly from such estimates. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset.

Stock-based Compensation
Stock-based Compensation

Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

Pursuant to ASC Topic 505-50, for share-based payments to consultants and other third-parties, compensation expense is determined at the “measurement date.” The expense is recognized over the vesting period of the award. Until the measurement date is reached, the total amount of compensation expense remains uncertain. The Company initially records compensation expense based on the fair value of the award at the reporting date.

Stock-based Compensation

Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

Pursuant to ASC Topic 505-50, for share-based payments to consultants and other third-parties, compensation expense is determined at the “measurement date.” The expense is recognized over the vesting period of the award. Until the measurement date is reached, the total amount of compensation expense remains uncertain. The Company initially records compensation expense based on the fair value of the award at the reporting date.

Mineral Property Acquisition and Exploration Costs
Mineral Property Acquisition and Exploration Costs

Costs of lease, exploration, carrying and retaining unproven mineral lease properties were expensed as incurred. The Company expensed all mineral exploration costs as incurred. Such expenses are included in the loss from discontinued operations and prior periods have been restated in the Company’s financial statements and related footnotes to conform to this presentation.

The Company’s remaining claims which include (1) mining lease encompassing 1,520 acres of land owned by J. H. Ranch, Inc. located in San Juan County, Utah (2) certain unpatented lode mining claims acquired on March 9, 2012, located in San Juan County, Utah (3) the Pitchfork Claims, acquired in January 2012 and located in San Miguel County Colorado and (4) the claims acquired on June 11, 2012 from Pershing which include the Coso, Artillery Peak, Blythe and Carnotite properties.

Mineral Property Acquisition and Exploration Costs

Costs of lease, exploration, carrying and retaining unproven mineral lease properties were expensed as incurred. The Company expensed all mineral exploration costs as incurred. Such expenses are included in the loss from discontinued operations and prior periods have been restated in the Company’s financial statements and related footnotes to conform to this presentation.

The Company’s remaining claims which include (1) mining lease encompassing 1,520 acres of land owned by J. H. Ranch, Inc. located in San Juan County, Utah (2) certain unpatented lode mining claims acquired on March 9, 2012, located in San Juan County, Utah (3) the Pitchfork Claims, acquired in January 2012 and located in San Miguel County Colorado and (4) the claims acquired on June 11, 2012 from Pershing which include the Coso, Artillery Peak, Blythe and Carnotite properties.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In April 2013, the FASB ASU 2013-07, “Presentation of Financial Statements: Topic Liquidation Basis of Accounting”. ASU 2013-07 requires an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent. Liquidation is considered imminent when the likelihood is remote that the organization will return from liquidation and either: (a) a plan for liquidation is approved by the person or persons with the authority to make such a plan effective and the likelihood is remote that the execution of the plan will be blocked by other parties; or (b) a plan for liquidation is being imposed by other forces. ASU 2013-07 will be effective for the Company beginning on January 1, 2014. The Company does not expect the adoption of ASU 2013-07 to have a material impact on its financial position, results of operations nor cash flows.

There were other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Recent Accounting Pronouncements

In July 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, on testing for indefinite-lived intangible assets for impairment. The new guidance provides an entity to simplify the testing for a drop in value of intangible assets such as trademarks, patents, and distribution rights. The amended standard reduces the cost of accounting for indefinite-lived intangible assets, especially in cases where the likelihood of impairment is low. The changes permit businesses and other organizations to first use subjective criteria to determine if an intangible asset has lost value. The amendments to U.S. GAAP will be effective for fiscal years starting after September 15, 212. The Company’s adoption of this accounting guidance does not have a material impact on the consolidated financial statements and related disclosures.

There were other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Investment measured at fair value on a recurring basis
Investment measured at fair value on a recurring basis:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$-	$-	$6,250

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$-	$-	$12,500

Computation of basic and diluted loss per share
The following table sets forth the computation of basic and diluted loss per share:
	For the Three Months ended June 30, 2013	For the Three Months ended June 30, 2012	For the Six Months ended June 30, 2013	For the Six Months ended June 30, 2012
Numerator:
Loss from continuing operations	$(819,972)	$(283,980)	$(1,534,288)	$(3,216,554)
Loss from discontinued operations	$9,473	$(1,302,620)	$118,253	$(1,329,925)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	4,249,120	3,174,716	3,874,283	2,774,609

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.19)	$(0.09)	$(0.40)	$(1.16)
Loss from discontinued operations	$(0.00)	$(0.41)	$0.03	$0.48

	For the Year ended December 31, 2012	For the period from inception, April 30, 2011 to December 31, 2011
Numerator:
Loss from continuing operations	$(5,527,637)		$(9,848)
Loss from discontinued operations	$(1,410,671)		$(99,474)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	36,238,712		7,469,388

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.15)	$	(0.00)
Loss from discontinued operations	$(0.04)		$(0.01)

ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule of Business Acquisition Pro Forma Information
Intangible assets	$1,135,512
Goodwill	2,144,488
Net purchase price	$3,280,000

Unaudited pro forma results of operations data as if the Company and the subsidiary had occurred are as follows:

	For the six months ended June 30, 2013	For the six months ended June 30, 2012
Pro forma revenues	$7,424,979	$6,050,000
Pro forma loss from operations	(1,303,724)	(635,220)
Pro forma net loss	(1,422,158)	(569,431)
Pro forma loss per share	$(0.37)	$(0.13)
Pro forma diluted loss per share	$(0.37)	$(0.13)

DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Carrying amounts of assets and liabilities
	June 30, 2013	December 31, 2012
Assets:
Prepaid expenses – current portion	$-	$-
Deposits in real estate under contract	-	82,145
Deposit	-	-
Real estate held for sale	-	1,035,570
Assets of discontinued operations	$-	$1,117,715

Liabilities:
Accounts payables and accrued expenses	$30,664	$30,664
Liabilities of discontinued operations	$30,664	$30,664

	December 31, 2012	December 31, 2011
Assets:
Prepaid expenses – current portion	$-	$20,000

Deposits in real estate under contract	82,145	-

Deposit	-	3,500
Real estate held for sale	1,035,570	-

Assets of discontinued operations	$1,117,715	$23,500

Liabilities:
Accounts payables and accrued expenses	$30,664	$-
Liabilities of discontinued operations	$30,664	$-

Discontinued operations and real estate business
	For the Three Months ended June 30, 2013	For the Three Months ended June 30, 2012	For the Six Months ended June 30, 2013	For the Six Months ended June 30, 2012
Revenues – real estate	$283,966	$-	$1,270,916	$-
Cost of sales- real estate	(243,837)	-	(1,061,320)	-
Gross profit	40,129	-	209,596	-
Operating and other non-operating expenses	(30,656)	(1,302,620)	(91,343)	(1,329,925)

Income (loss) from discontinued operations	$9,473	$(1,302,620)	$118,253	$(1,329,925)

	For the Year Ended December 31, 2012	Period from inception (April 30, 2011) to December 31, 2011
Revenues – real estate	$724,090	$-
Cost of sales- real estate	(576,126)	-
Gross profit	147,964	-
Operating and other non-operating expenses	(1,558,635)	(99,474)

Loss from discontinued operations	$(1,410,671)	$(99,474)

INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets acquired from acquisition
	June 30, 2013 (unaudited)	December 31, 2012	Weighted average amortization period (years)
Patents	$2,986,437	$500,925	3.32
Less: accumulated amortization	(484,453)	(8,773)
	$2,501,984	$492,152

	December 31, 2012	December 31, 2011

Patent rights	$500,925	$-
Accumulated amortization	(8,773)	-
Intangible assets, net	$492,152	$-

Future amortization of intangible assets, net
2013	$588,490
2014	769,386
2015	550,145
2016	279,820
2017 and thereafter	314,143
Total	$2,501,984

2013	70,186

2014	70,186
2015	70,186
2016	70,186
2017 and thereafter	211,408

Total	$492,152

STOCKHOLDERS EQUITY (DEFICIT) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Status of outstanding stock warrants
A summary of the status of the Company's outstanding stock warrants and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	199,162	$7.02	6.52
Granted	502,404	6.50	3.00
Cancelled	-	-	-
Forfeited	(73,077)	6.50	8.92
Exercised	-	-	-
Balance at June 30, 2013	628,489	$6.68	5.34

Warrants exercisable at June 30, 2013	600,284	$6.69
Weighted average fair value of warrants granted during the period ended		$6.50

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	$-	-
Granted	13,589,109	0.51	8.59
Cancelled	(4,800,000)	0.50	9.80
Forfeited	-	-	-
Exercised	(6,200,000)	0.50	9.70
Balance at December 31, 2012	2,589,109	$0.54	6.52

Warrants exercisable at December 31, 2012	1,089,109	$-	-
Weighted average fair value of warrants granted during the year ended December 31, 2012		$0.51

Summary of stock options
A summary of the stock options as of June 30, 2013 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	153,846	6.50	9.87
Granted	423,077	6.95	5.29
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	(105,769)	11.05	4.70
Balance outstanding at June 30, 2013	471,154	$5.89	7.81

Options exercisable at end of period	54,487	$7.3
Options expected to vest	416,667
Weighted average fair value of options granted during the period		$4.42

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	-	-
Granted	5,000,000	0.50	10.0
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	(3,000,000)	0.50	10.0
Balance outstanding at December 31, 2012	2,000,000	$0.50	9.87

Options exercisable at end of year	83,333	$0.50
Options expected to vest	1,916,667
Weighted average fair value of options granted during the period		$0.48

COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Lease Payments
Due Date of Lease Payments from October 2011	Amount of Lease Payment

On or before the 30th day after the 1st Anniversary - paid	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500

The following schedule consists of the lease payment to Lessor based from the Agreement:

Due Date of Lease Payments from October 2011	Amount of Lease Payment

On or before the 30th day after the 1st Anniversary	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500

Schedule of Royalty Payments
Due Date of Advance Royalty Payments from October 2011	Amount of Advance Royalty Payment

On or before the 30th day after the 1st Anniversary - paid	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500

The following schedule consists of the advance royalty payments to Lessor based from the Agreement:

Due Date of Advance Royalty Payments from October 2011	Amount of Advance Royalty Payment

On or before the 30th day after the 1st Anniversary	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500

MARKETABLE SECURITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable securities

NOTE 8 – MARKETABLE SECURITIES

Marketable securities at June 30, 2013 consisted of the following:

	Cost	Gross Unrealized Gains/(losses)	Gross Realized Gains/(losses)	Fair Value

Publicly traded equity securities – available for sale	$125,000	(6,250)	(112,500)	$6,250

Available for sale securities are carried at fair value. Unrealized gains or losses on marketable securities - available for sale are recognized on a periodic basis as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale will be reflected in the Company’s net loss for the period in which the security are liquidated. At the end of each period, the Company evaluates the carrying value of the marketable securities for a decrease in value. The Company evaluates the company underlying these marketable securities to determine whether a decline in fair value below the amortized cost basis is other than temporary. If the decline in fair value is judged to be “other- than- temporary”, the cost basis of the individual security shall be written down to fair value as a new cost basis and the amount of the write-down is charged to earnings.

The Company has recorded unrealized loss of $6,250 as an element of comprehensive income during the six months ended June 30, 2013.

	Cost	Gross Unrealized Gains/(losses)	Gross Realized Gains/(losses)	Fair Value

Publicly traded equity securities – available for sale	$125,000	—	(112,500)	$12,500

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Effective tax rate and statutory federal rate
	December 31, 2012	December 31, 2011
Tax benefit computed at "expected" statutory rate	$(2,359,025)	$(37,169)
State income taxes, net of benefit	(60,884)	(492)
Permanent differences :
Impairment expense	437,324	33,820
Stock based compensation and consulting	1,508,371	-
Other permanent differences	(681)	-

Increase in valuation allowance	474,895	3,841
Net income tax benefit	$-	$-

Effective tax rate and statutory federal rate
	December 31, 2012	December 31, 2011

Computed "expected" tax expense (benefit)	(34.0)%	(34.0)%
State income taxes	(5.0)%	(5.0)%
Permanent differences	31.0%	-
Change in valuation allowance	8.0%	39.0%

Effective tax rate	0.0%	0.0%

Deferred tax asset

Deferred tax assets:	December 31, 2012	December 31, 2011
Net operating loss carryover	$ 478,736	$ 3,841
Less: valuation allowance	(478,736)	(3,841)
Net deferred tax asset	$ -	$ -

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Fair Value Assets (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements Using Quoted Prices in Active Markets (Level 1)
Marketable securities - available for sale, net of discount for effect of restriction
Fair Value Measurements Using Significant Other Observable Inputs (Level 2)
Marketable securities - available for sale, net of discount for effect of restriction
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Marketable securities - available for sale, net of discount for effect of restriction	$ 6,250	$ 12,500

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - - Schedule of Basic and Diluted Loss Per Share (Details) (USD $)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Numerator:
Loss from continuing operations	$ (819,972)	$ (283,980)	$ (1,534,288)	$ (3,216,554)	$ (9,848)	$ (5,527,637)	$ (5,537,485)	$ (7,071,773)
Loss from discontinued operations	$ 9,473	$ (1,302,620)	$ 118,253	$ (1,329,925)	$ (99,474)	$ (1,410,671)	$ (1,510,145)	$ (1,391,892)
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	4,249,120	3,174,716	3,874,283	2,774,609	7,469,388	36,238,712	24,948,719	2,409,025
Loss per common share, basic and diluted:
Loss from continuing operations	$ (0.19)	$ (0.09)	$ (0.4)	$ (1.16)	$ 0	$ (0.15)	$ (0.22)	$ (2.94)
Loss from discontinued operations	$ 0	$ (0.41)	$ 0.03	$ (0.48)	$ (0.01)	$ (0.04)	$ (0.06)	$ (0.58)

ACQUISITION - Schedule of Business Acquisition Pro Forma Information (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 CyberFone Systems	Jun. 30, 2012 CyberFone Systems
Intangible assets			$ 1,135,512
Goodwill	2,144,488		2,144,488
Net purchase price			3,280,000
Pro forma revenues			6,050,000	7,424,979
Pro forma loss from operations			(635,220)	(1,303,724)
Pro forma net loss			$ (569,431)	$ (1,422,158)
Pro forma loss per share			$ (0.13)	$ (0.37)
Pro forma diluted loss per share			$ (0.13)	$ (0.37)

DISCONTINUED OPERATIONS - Schedule of Assets and Liabilities (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Prepaid expenses - current portion			$ 20,000
Deposits in real estate under contract		82,145
Deposit			3,500
Real estate held for sale		1,035,570
Assets of discontinued operations		1,117,715	23,500
Liabilities:
Accounts payables and accrued expenses	30,664	30,664
Liabilities of discontinued operations	$ 30,664	$ 30,664

DISCONTINUED OPERATIONS - Schedule Discontinued Operations (Details) (USD $)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Accounting Policies [Abstract]
Revenues - real estate		$ 283,966	$ 1,270,916			$ 724,090
Cost of sales- real estate		(243,837)	(1,061,320)			(576,126)
Gross profit		40,129	209,596	147,964		147,964
Operating and other non-operating expenses	(1,302,620)	(30,656)	(91,343)	(1,329,925)	(99,474)	(1,558,635)
Gain (loss) from discontinued operations	$ 9,473	$ (1,302,620)	$ 118,253	$ (1,329,925)	$ (99,474)	$ (1,410,671)	$ (1,510,145)	$ (1,391,892)

INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Patent rights	$ 2,986,437	$ 500,925
Accumulated amortization	(484,453)	(8,773)
Intangible assets, net	$ 2,501,984	$ 492,152
Amortization period	3 years 3 months 25 days	3 years 3 months 25 days

INTANGIBLE ASSETS - Schedule of Amortization Expense (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 588,490	$ 70,186
2014	769,386	70,186
2015	550,145	70,186
2016	279,820	70,186
2017 and thereafter	314,143	211,408
Total	$ 2,501,984	$ 492,152

STOCKHOLDERS EQUITY (DEFICIT) - Status of outstanding stock warrants (Details) (USD $)	0 Months Ended		1 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jul. 29, 2013	Jul. 25, 2013	Jun. 30, 2013	Jan. 02, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Number of Warrants	Dec. 31, 2012 Number of Warrants	Jun. 30, 2013 Weighted Average Exercise Price	Dec. 31, 2012 Weighted Average Exercise Price	Jun. 30, 2013 Weighted Average Remaining Contractual Life (Years)	Dec. 31, 2012 Weighted Average Remaining Contractual Life (Years)
Beginning Balance				199,162	2,589,109
Beginning Balance, Per Share			$ 7.02
Beginning Balance, Remaining Life			6 years 6 months
Granted							502,404	13,589,109
Granted, Per Share									$ 6.5	$ 0.51
Granted, Remaining life											3 years	9 years
Cancelled								(4,800,000)
Cancelled, Per Share										$ 0.5
Cancelled, Remaining life												10 years
Forfeited							(73,077)
Forfeited, Per Share									$ 6.5
Forfeited, Remaining Contractual Life											8 years 11 months
Exercised								(6,200,000)
Exercised, Per Share										$ 0.5
Exercised, Remaining life												10 years
Ending balance			628,489	199,162	2,589,109
Ending balance, Per Share			$ 6.69			$ 0.54
Ending balance, Remaining life												7 years
Warrants exercisable			600,284		1,089,109
Weighted average fair value of warrants granted during the year ended December 31, 2012, Per Share	$ 7	$ 6.85	$ 5.03						$ 6.5	$ 0.51

STOCKHOLDERS EQUITY (DEFICIT) - Summary of stock options (Details) (USD $)	Jun. 30, 2013	Jan. 02, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Number of Options	Dec. 31, 2012 Number of Options	Jun. 30, 2013 Weighted Average Exercise Price	Dec. 31, 2012 Weighted Average Exercise Price	Jun. 30, 2013 Weighted Average Remaining Contractual Life (Years)	Dec. 31, 2012 Weighted Average Remaining Contractual Life (Years)
Beginning balance	471,154	153,846	2,000,000
Beginning Balance, Per Share		$ 6.5
Beginning Balance, Remaining Life									9 years 10 months
Granted					423,077	5,000,000
Granted, Per Share							$ 6.95	$ 0.5
Granted, Remaining life						10 years			5 years 3 months	10 years
Exercised
Forfeited
Cancelled					(105,769)	(3,000,000)
Cancelled, Per Share							$ 11.05	$ 0.5
Cancelled, Remaining life									4 years 8 months	10 years
Ending balance	471,154	153,846	2,000,000
Ending balance, Per Share	$ 5.89		$ 0.5
Ending balance, Remaining life									7 years 9 months	10 years
Options exercisable at end of year	54,487		83,333
Options exercisable at end of year, Per Share	$ 7.3		$ 0.5
Options expected to vest	416,667		1,916,667
Weighted average fair value of options granted during the period							$ 4.42	$ 0.48

COMMITMENTS AND CONTINGENCIES - Schedule of Future Rental Payments (Details) (USD $)	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
On or before the 30th day after the 1st Anniversary - paid	$ 42,500
On or before the 30th day after the 2nd Anniversary	70,000
On or before the 30th day after the 3rd Anniversary	87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$ 87,500

COMMITMENTS AND CONTINGENCIES - Schedule of Royalty Payments (Details) (USD $)	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
On or before the 30th day after the 1st Anniversary - paid	$ 42,500
On or before the 30th day after the 2nd Anniversary	70,000
On or before the 30th day after the 3rd Anniversary	87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$ 87,500

MARKETABLE SECURITIES - Schedule of Marketable Securities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Gross Unrealized Gains/(losses)
Publicly traded equity securities, available for sale	$ (6,250)
Gross Realized Gains/(losses)
Publicly traded equity securities, available for sale	(112,500)	(112,500)
Fair Value
Publicly traded equity securities, available for sale	6,250	12,500
Cost
Publicly traded equity securities, available for sale	$ 125,000	$ 125,000

INCOME TAXES - Effective tax rate and statutory federal rate (Details) (USD $)	8 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax benefit computed at ""expected"" statutory rate	$ (37,169)	$ (2,359,025)
State income taxes, net of benefit	(492)	(60,884)
Permanent differences :
Impairment expense	33,820	437,324
Stock based compensation and consulting		1,508,371
Other permanent differences		(681)
Increase in valuation allowance	3,841	474,895
Net income tax benefit

INCOME TAXES - Effective tax rate and statutory federal rate, percentage (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Computed ""expected"" tax expense (benefit)	(3400.00%)	(3400.00%)
State income taxes	(500.00%)	(500.00%)
Permanent differences		31.00%
Change in valuation allowance	39.00%	8.00%
Effective tax rate	0.00%	0.00%

INCOME TAXES - Deferred tax asset (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryover	$ 478,736	$ 3,841
Less: valuation allowance	(478,736)	(3,841)
Net deferred tax asset

ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) (USD $)	1 Months Ended	6 Months Ended	120 Months Ended
	Jan. 31, 2012	Jun. 30, 2013	Jan. 26, 2022	Mar. 31, 2013	Mar. 06, 2013	Dec. 31, 2012	Dec. 07, 2012	Nov. 14, 2012	Aug. 02, 2012	Jun. 11, 2012	Jan. 26, 2012	Dec. 31, 2011	Dec. 07, 2011	Dec. 06, 2011	Nov. 25, 2011
Accounting Policies [Abstract]
Increased number of authorized capital common stock		200,000,000		200,000,000		200,000,000	200,000,000					200,000,000	200,000,000	75,000,000
Authorized capital, common stock par value per share		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.001	$ 0.0001
Preferred stock, shares authorized		50,000,000		50,000,000		50,000,000	50,000,000					50,000,000	50,000,000
Preferred stock, par value		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001
Reserved shares of common stock for issuance under agreement									10,000,000
Capital stock exchanged for common stock							10,000,000				10,000,000
Ten-year warrants to purchase shares of common stock	$ 6,000,000		$ 6,000,000
Ten-year warrant issued, exercise price per share	$ 0.5		$ 0.5
Number of shares cancelled										9,806,667
Number of warrants cancelled										4,800,000
Amount paid to Amicor shareholders upon execution of agreement										132,000
Transferred membership interests into common stock								9,250,000
Cash payment to Sampo, pursuant to agreement								500,000
Common stock issued to CEO and Chairman								4,000,000
Common stock issued to CFO and Secretary								500,000
Consideration for assets and assigned agreements, Augme Technologies					10,000
Additional consideration Service Agreement, Augme Technologies					$ 10,000
Stock split description

On May 31, 2013, shareholders of record holding a majority of the outstanding voting capital of the Company approved a reverse stock split of the Company’s issued and outstanding common stock by a ratio of not less than one-for-five and not more than one-for-fifteen at any time prior to April 30, 2014, with such ratio to be determined by the Company’s Board of Directors, in its sole discretion. On June 24, 2013, the reverse stock split ratio of one (1) for thirteen (13) basis was approved by the Board of Directors. On July 18, 2013, the Company filed a certificate of amendment to its Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada in order to effectuate a reverse stock split of the Company’s issued and outstanding common stock, par value $0.0001 per share on a one (1) for thirteen (13) basis. All share and per share values for all periods presented in the accompanying consolidated financial statements are retroactively restated for the effect of the reverse stock split. Also, on June 11, 2013 the Company cancelled 754,359 post-split (9,806,667 pre-split) shares of the Company’s common stock and 369,231 post-split (4,800,000 pre-split) warrants and terminated the mining leases entered into with the Amicor Shareholders. Additionally, the Company paid an aggregate of $132,000 to Amicor Shareholders upon the execution of the Rescission Agreement.

Going Concern (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deficit accumulated during the development stage	$ (8,453,169)		$ (8,453,169)		$ (109,322)	$ (7,037,134)	$ (7,037,134)	$ (8,453,169)
Negative cash flows from operating activities	(693,446)		(693,446)	(655,775)	(29,348)	(1,261,404)	(1,290,752)	(1,984,198)
Net loss	$ 810,499	$ 1,586,600	$ 1,416,035	$ 4,546,479	$ 109,322	$ 6,938,308	$ 7,047,630	$ 8,463,665

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Insured by the FDIC	$ 250,000	$ 250,000
Excess Bank Balances Above FDIC Coverage		958,000
Prepaid expenses	$ 445,925	$ 40,333
Options outstanding excluded from net loss due to anti-dilutive impact	4,200,000	2,000,000
Warrants outstanding excluded from net loss due to anti-dilutive impact	2,589,019	2,589,019

ACQUISITION (Details Narrative) (USD $)	6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013	Apr. 22, 2013 CyberFone Systems
Percentage of voting interests acquired							10000.00%
Number of patents acquired							27
Cash payment to acquire business	$ (500,000)					$ (500,000)	$ 500,000
Promissory note TechDev							500,000
Stock issued pre-split							6,000,000
Stock issued post-split							461,538
Price per share, pre-split							$ 0.38
Price per share, post-split							$ 4.94
Total acquisition cost							2,280,000
TechDev promissory note payment		$ (930,000)		$ (930,000)	$ (930,000)	$ (930,000)	$ 500,000

DISCONTINUED OPERATIONS (Details Narrative) (USD $)	3 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012
Accounting Policies [Abstract]
Deposits				$ 3,500	$ 82,145
Gross profit	40,129	209,596	147,964		147,964
Real estate held for sale					1,035,570
Impairment charge in connection with its mineral rights			$ 1,256,000	$ 99,474

INTANGIBLE ASSETS (Details Narrative) (USD $)	6 Months Ended		8 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	May 07, 2013 Patents	Apr. 23, 2013 Patents	Apr. 17, 2013 Patents Integer
Amortization expense	$ 475,680	$ 8,773	$ 0
Cost of IP Relay Patent Acquired						350,000
Number of Patents Acquired						41
Patent Valuation				$ 1,000,000	$ 1,135,512

NOTES PAYABLE - RELATED PARTY (Details Narrative) (USD $)	1 Months Ended
	Dec. 31, 2011	Nov. 30, 2011	Nov. 14, 2012	Jan. 30, 2012
Related Party Transactions [Abstract]
Issuance of promissory note	$ 99,474	$ 53,500
Late charge on promissory note, per annum	5.00%
Payment of promissory notes				$ 152,974
Common stock issued to CEO and Chairman			4,000,000
Common stock issued to CFO and Secretary			500,000

STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	0 Months Ended							1 Months Ended			6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended						6 Months Ended				0 Months Ended								1 Months Ended	6 Months Ended	0 Months Ended							1 Months Ended	6 Months Ended	0 Months Ended
	Aug. 14, 2013	Jul. 29, 2013	Jul. 25, 2013	Jun. 24, 2013	May 31, 2013	Apr. 22, 2013	Apr. 17, 2013	Jun. 30, 2013	Apr. 30, 2013	Jan. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013	Mar. 31, 2013	Dec. 07, 2012	Dec. 07, 2011	Dec. 06, 2011	Nov. 25, 2011	Jun. 30, 2013 Warrants	Jun. 30, 2013	Jun. 30, 2013 Consulting Agreement 1 - 04-17-2013	Jun. 30, 2013 Consulting Agreement 1 - 06-28-2013	Aug. 14, 2013 Post Stock Split	Jul. 29, 2013 Post Stock Split	Jun. 28, 2013 Post Stock Split	Jun. 11, 2013 Post Stock Split	May 31, 2013 Post Stock Split	May 22, 2013 Post Stock Split	Apr. 22, 2013 Post Stock Split	Apr. 17, 2013 Post Stock Split	Apr. 30, 2013 Post Stock Split	Jun. 30, 2013 Post Stock Split Warrants	Apr. 17, 2013 Post Stock Split Vesting Immediately	Apr. 17, 2013 Post Stock Split Vesting Over 12 Months	Jun. 28, 2013 Pre Stock Split	Jun. 11, 2013 Pre Stock Split	May 31, 2013 Pre Stock Split	Apr. 22, 2013 Pre Stock Split	Apr. 17, 2013 Pre Stock Split	Apr. 30, 2013 Pre Stock Split	Jun. 30, 2013 Pre Stock Split Warrants	Apr. 17, 2013 Pre Stock Split Vesting Immediately	Apr. 17, 2013 Pre Stock Split Vesting Over 12 Months
Common stock, shares authorized								200,000,000			200,000,000		200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	75,000,000
Common stock, par value								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001	$ 0.0001
Preferred stock, shares authorized								50,000,000			50,000,000		50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Preferred stock, par value								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Reverse stock split ratio				one (1) for thirteen (13) basis
Share-based compensation														$ 33,287								$ 45,733	$ 506,250
Common Stock
Ownership units sold																														999,998				2,404						13,000,000			31,250
Gross proceeds from sale of ownership units	800,000				5,200,000				25,000
Price of ownership unit sold																														$ 5.2				$ 10.4						$ 0.4			$ 0.8
Shares in each ownership unit sold	1	1							2
Warrants in each ownership unit sold	3	3							1
Shares sold in ownership units										10,029,965																153,846	5,696			999,998				4,808
Warrants sold in ownership units																										76,923	2,848			499,999				2,404
Warrant Exercise Price																						6.68								6.5				7.8						0.5			0.6
Consulting agreement, monthly retainer							5,000
Shares issued for services		1,923	4,380					11,538																				67,308			23,077		30,769					875,000				400,000
Vesting terms																																				7,692	23,077								100,000	300,000
Value of shares issued for services			(30,000)					58,000			564,250	75,000		198,287	198,287	762,537
Grant date fair value (per share)		$ 7	$ 6.85					$ 5.03														$ 6.5						$ 4.55	$ 5.27		$ 5.85	$ 4.94							$ 0.41		$ 0.38
Placement agent fees					170,000
Placement agent fees, previously paid as a retainer					30,000
Warrant limitation threshold					99.90%
Shares issued in acquisition of CyberFone Systems, shares																																461,538									6,000,000
Shares issued in acquisition of CyberFone Systems, value						2,280,000								925	925	925
Stock-based consulting expense											11,250
Stock-based prepaid expense																								123,750	306,256
Shares issued to CFO and director for services																													96,154										1,250,000
Common Stock Warrants
Warrants forfeited																						(73,077)													73,077									950,000
Unrecognized compensation expense - warrants																						$ 144,820

STOCKHOLDERS' EQUITY (Details Narrative 1) (USD $)	12 Months Ended	6 Months Ended						0 Months Ended		6 Months Ended			0 Months Ended
	Dec. 31, 2012	Jun. 30, 2013 Post Stock Split	Jun. 30, 2013 Post Stock Split Lower Range	Jun. 30, 2013 Post Stock Split Upper Range	Jun. 30, 2013 Pre Stock Split	Jun. 30, 2013 Pre Stock Split Lower Range	Jun. 30, 2013 Pre Stock Split Upper Range	Jun. 19, 2013 Stock Options	Jun. 11, 2013 Stock Options	Jun. 30, 2013 Stock Options	Jun. 30, 2013 Stock Options Lower Range	Jun. 30, 2013 Stock Options Upper Range	Jun. 19, 2013 Stock Options Post Stock Split	Jun. 11, 2013 Stock Options Post Stock Split	Jun. 19, 2013 Stock Options Pre Stock Split	Jun. 11, 2013 Stock Options Pre Stock Split	Nov. 14, 2012 Doug Croxall, CEO Stock Options	Nov. 14, 2012 Doug Croxall, CEO Stock Options Post Stock Split	Nov. 14, 2012 Doug Croxall, CEO Stock Options Pre Stock Split	Jan. 28, 2013 John Stetson, CFO Stock Options	Jan. 28, 2013 John Stetson, CFO Stock Options Post Stock Split	Jan. 28, 2013 John Stetson, CFO Stock Options Pre Stock Split	Mar. 01, 2013 Nathaniel Bradley, Cheif Technology Officer Stock Options	Jun. 19, 2013 Nathaniel Bradley, Cheif Technology Officer Stock Options Post Stock Split	Mar. 01, 2013 Nathaniel Bradley, Cheif Technology Officer Stock Options Post Stock Split	Jun. 19, 2014 Nathaniel Bradley, Cheif Technology Officer Stock Options Pre Stock Split	Mar. 01, 2013 Nathaniel Bradley, Cheif Technology Officer Stock Options Pre Stock Split	Jun. 19, 2013 James Crawford, Chief Operating Officer Stock Options	Mar. 01, 2013 James Crawford, Chief Operating Officer Stock Options	Jun. 19, 2013 James Crawford, Chief Operating Officer Stock Options Post Stock Split	Mar. 01, 2013 James Crawford, Chief Operating Officer Stock Options Post Stock Split	Jun. 19, 2013 James Crawford, Chief Operating Officer Stock Options Pre Stock Split	Mar. 01, 2013 James Crawford, Chief Operating Officer Stock Options Pre Stock Split	Mar. 08, 2013 Independent Directors Stock Options	Mar. 08, 2013 Independent Directors Stock Options Post Stock Split	Mar. 08, 2013 Independent Directors Stock Options Pre Stock Split	Jun. 11, 2013 Legal Consultant Stock Options	Jun. 11, 2013 Legal Consultant Stock Options Post Stock Split	Jun. 11, 2013 Legal Consultant Stock Options Pre Stock Split
Common Stock Options
Options Granted		407,692			5,300,000					423,077			23,077	176,923	300,000	2,300,000		153,846	2,000,000		38,462	500,000			76,923		1,000,000			38,462	38,642	500,000	500,000		7,692	100,000		15,385	200,000
Options granted exercise price			$ 4.94	$ 1.05		$ 0.38	$ 0.85			$ 6.95			$ 4.94	$ 15.33	$ 0.38	$ 0.41		$ 6.5	$ 0.5		$ 6.5	$ 0.5			$ 11.05		$ 0.85			$ 4.94	$ 11.05	$ 0.38	$ 0.85		$ 6.5	$ 0.5		$ 5.33	$ 0.41
Award term								5 years	5 years								10 years			10 years			5 years						5 years					5 years			5 years
Vesting terms of options granted								vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary									vest over 24 equal monthjly installments on each monthly anniversary				vest in 3 equal installments on the beginning of the first anniversary		vest in 24 equal installments on each monthly anniversary					vest in 24 equal installments on each monthly anniversary	vest in 24 equal installments on each monthly anniversary					vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary
Grant date fair value (per share)			$ 2.86	$ 7.41		$ 0.22	$ 0.57			$ 4.42								$ 6.24	$ 0.48
Grant date fair value (dollars)										$ 1,823,353
Pricing model										Black-Scholes							Black-Scholes
Stock price																		$ 6.5	$ 0.5
Volatility											99.00%	108.00%					192.00%
Expected Term											2 years 6 months	5 years					5 years
Risk-free interest rate											0.31%	0.89%					0.61%
Options retained at resignation																								9,615		125,000
Options Cancelled										(105,769)														67,308		875,000
Share-based compensation	33,287									404,999
Stock-based legal fees										958
Unrecognized compensation expense - stock options										1,698,021
Aggregate Intrinsic Value of Options Outstanding										$ 0

STOCKHOLDERS EQUITY (DEFICIT) (Details Narrative) (USD $)	1 Months Ended	2 Months Ended	5 Months Ended	6 Months Ended			8 Months Ended	9 Months Ended	12 Months Ended	17 Months Ended	20 Months Ended	26 Months Ended	120 Months Ended
	Jan. 31, 2012	Mar. 30, 2012	Sep. 30, 2011	Jun. 30, 2013	Aug. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Jun. 30, 2013	Jan. 26, 2022	Mar. 31, 2013	Dec. 07, 2012	Jun. 11, 2012	Jan. 26, 2012	Dec. 07, 2011	Dec. 06, 2011	Nov. 25, 2011
Equity [Abstract]
Forward Split	$ 1.362612612
Stock dividend granted	$ 0.362612612
Increased number of authorized capital common stock				200,000,000			200,000,000		200,000,000		200,000,000	200,000,000		200,000,000	200,000,000			200,000,000	75,000,000
Authorized capital, common stock par value per share				$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.001	$ 0.0001
Preferred stock, shares authorized				50,000,000			50,000,000		50,000,000		50,000,000	50,000,000		50,000,000	50,000,000			50,000,000
Preferred stock, par value				$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Capital stock exchanged for common stock															10,000,000		10,000,000
Ten-year warrants to purchase shares of common stock	$ 6,000,000												$ 6,000,000
Ten-year warrant issued, exercise price per share	$ 0.5												$ 0.5
Post-split shares cancelled	4,769,144
Post-split shares remaining, identified as float	7,500,000
Shares sold for cash	10,029,965
Share Price															$ 0.5
Proceeds from sale of shares	4,993,965								6,511,965
Issuance of common stock for advances payable	100,000					100,000			100,000		100,000	100,000
Proceeds allocated to Amicor for working capital, shares	200,000
Proceeds allocated to Amicor for legal fees, gross	300,000
Proceeds allocated to Amicor for legal fees, net	5,293,965
Proceeds allocated to Amicor for legal fees, shares	600,000
Legal Fees paid in private placement	21,000
Option to acquire rights and properties held by Pershing																	10
Ownership Interest of Pershing in Company																	26.65%
Payment on note payable - related party	1,000,000					(152,974)		152,974	(152,974)	152,974	(152,974)	(152,974)
Sold common stock in private placement		1,300,000
Sold common stock in private placement, purchase price per share																	$ 0.5
Net proceeds from sale of common stock		650,000
Principal amount of note, paid									930,000		930,000
Total balance of private placement									1,000,000		1,000,000
Final payment of note, not required									70,000		70,000
Total balance of private placement, paid									930,000		930,000
Recorded shares									10,000,000		10,000,000
Recorded shares at par value									1,000		1,000
Value of mineral rights																931,000
Common stock issued on cashless basis, shares					4,494,829
Common stock warrants issued on cashless basis, shares					6,200,000
Cancelled shares of common stock																9,806,667
Cancelled warrants in connection with Rescission Agreement																4,800,000
Additional paid in capital to Amicor Shareholders																$ 132,000

RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	1 Months Ended				3 Months Ended				5 Months Ended	6 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended	17 Months Ended	20 Months Ended	26 Months Ended			0 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended
	Jul. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Jun. 30, 2013	Nov. 30, 2012	Aug. 31, 2012	Mar. 19, 2012 California Gold Corp.	Jan. 30, 2012 Related Party Notes	Dec. 31, 2011 Related Party Notes	Nov. 30, 2011 Related Party Notes	Jan. 26, 2012 GRQ Consultants	Jan. 26, 2012 Melachdavid Inc.	Aug. 30, 2012 Melachdavid Inc.	Jan. 26, 2012 Daniel Bleak	Aug. 30, 2012 Daniel Bleak	Jun. 28, 2012 Affiliated Company
Issuance of Notes Payable			$ 99,474	$ 53,500																		$ 99,474	$ 53,500
Payment on note payable - related party		(1,000,000)									152,974		(152,974)	152,974	(152,974)	152,974	152,974				(152,974)
Warrants sold for cash																								1,750,000	1,750,000
Warrants issued for services																											300,000
Warrants exercise price																								$ 0.5	$ 0.5		$ 0.5
Shares sold for cash		10,029,965
Proceeds from sale of shares		4,993,965												6,511,965										500,000
Geological Review Agreement fee																				125,000
Note receivable - related party											(133,058)		(147,708)	(147,708)	(147,708)	(147,708)	(147,708)												133,058
Note receivable related party interest rate																													6.00%
Note receivable - related party						147,708							147,708		147,708
Interest receivable - related party						2,216							2,216		2,216
Consulting Expense					289,752	79,608	107,464	2,300	2,300	448,224	370,203	4,605	449,811	510,112	454,416	514,717	962,941											50,000
Loan for secured promissory note	147,708
Secured promissory note interest rate	6.00%
Total payment collected from affiliated company																		218,218
Payment collected applied towards principal amount																		147,708
Payment collected applied towards interest amount																		70,510
Issuance of Common Stock shares																			302,970
Payment to the Company in disgorgement of the short-swing profits														$ 50,000		$ 50,000
Warrants exercised																										600,000
Warrant exercise, number of shares converted into																										302,970

COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	Nov. 30, 2012	Jun. 11, 2012	Jan. 30, 2012 acre	Dec. 31, 2011	Nov. 23, 2007 acre	Jun. 28, 2007 acre
Commitments And Contingencies Details Narrative
Annual rent payments per acre of land				$ 10	$ 10	$ 10
Payment to Lessor, percentage of market value defined in Agreement				12.50%
Lease payment and advance royalty payment	85,000
Purchase price Mining Claim and Lease Sale/Purchase Agreement			150,000
Percent of Production Royalty paid to Larson, equal to fair market value			5.00%
Number of Acres leased			320		554.24	472.8
Increased annual rent payment per acre after mining area designation			25
Prepaid lease payment					53,775	36,717
Production royalty (per pound of uranium)					$ 0.75	$ 0.75
Production royalty (percentage of net proceeds)		3.00%		6.25%	5.00%
Aggregate sum paid to reduce royalty		1,500,000
Minimum expenses required in Agreement		200,000
Aggregate sum paid to Absaroka Stone LLC if the Company fails to meet minimum expenses		50,000
Gross royalty paid to Absaroka Stone LLC		1.00%
Maximum aggregate amount from gross royalty paid to Absaroka Stone LLC		$ 1,000,000

MARKETABLE SECURITIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013	Mar. 19, 2012
Investments, Debt and Equity Securities [Abstract]
Payment from California Gold, in cash or in unregistered shares of common stock									$ 125,000
Unregistered shares of common stock, par value per share									$ 0.001
Restricted shares of California Gold									1,250,000
Shares of California Gold, per share						$ 0.1
Other income				125,000		125,000	125,000	125,000
Gross Unrealized Losses	$ 6,250		$ 6,250			$ 112,500	$ 112,500	$ 6,250

INCOME TAXES (Details Narrative) (USD $)	8 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforward		$ 1,227,000
Increase in valuation allowance	$ 3,841	$ 474,895

SUBSEQUENT EVENTS (Details Narrative) (USD $)	0 Months Ended				1 Months Ended			6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended	0 Months Ended								1 Months Ended	6 Months Ended	0 Months Ended						6 Months Ended	0 Months Ended		6 Months Ended	0 Months Ended
	Aug. 14, 2013	Jul. 29, 2013 Integer	Jul. 25, 2013	May 31, 2013	Jun. 30, 2013	Apr. 30, 2013	Jan. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013	Aug. 14, 2013 Post Stock Split	Jul. 29, 2013 Post Stock Split	Jun. 28, 2013 Post Stock Split	Jun. 11, 2013 Post Stock Split	May 31, 2013 Post Stock Split	May 22, 2013 Post Stock Split	Apr. 22, 2013 Post Stock Split	Apr. 17, 2013 Post Stock Split	Apr. 30, 2013 Post Stock Split	Jun. 30, 2013 Post Stock Split	Aug. 14, 2013 Pre Stock Split	Jul. 29, 2013 Pre Stock Split	Jun. 28, 2013 Pre Stock Split	Jun. 11, 2013 Pre Stock Split	Apr. 22, 2013 Pre Stock Split	Apr. 17, 2013 Pre Stock Split	Jun. 30, 2013 Pre Stock Split	Jun. 19, 2013 Stock Options	Jun. 11, 2013 Stock Options	Jun. 30, 2013 Stock Options	Jun. 19, 2013 Stock Options Post Stock Split	Jun. 11, 2013 Stock Options Post Stock Split	Jun. 19, 2013 Stock Options Pre Stock Split	Jun. 11, 2013 Stock Options Pre Stock Split	Jul. 25, 2013 Consultants Stock Options
Options Granted																							407,692							5,300,000			423,077	23,077	176,923	300,000	2,300,000	67,307
Award term																															5 years	5 years						5 years
Vesting terms of options granted																															vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary							vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary
Shares issued for services		1,923	4,380		11,538											67,308			23,077		30,769					875,000			400,000
Grant date fair value (per share)		$ 7	$ 6.85		$ 5.03											$ 4.55	$ 5.27		$ 5.85	$ 4.94							$ 0.41	$ 0.38
Value of shares issued for services			$ 30,000		$ (58,000)			$ (564,250)	$ (75,000)		$ (198,287)	$ (198,287)	$ (762,537)
Ownership units sold														153,846										2,000,000
Gross proceeds from sale of ownership units	800,000			5,200,000		25,000
Price of ownership unit sold														$ 5.2	$ 5.2									$ 0.4	$ 0.4
Shares in each ownership unit sold	1	1				2
Warrants in each ownership unit sold	3	3				1
Shares sold in ownership units							10,029,965							153,846	5,696			999,998				4,808
Warrants sold in ownership units														76,923	2,848			499,999				2,404
Warrant Exercise Price														$ 6.5	$ 6.5									$ 0.5	$ 0.5
Ownership units converted from legal fees, legal fees		$ 29,620
Ownership units converted from legal fees, ownership units		5,696

SUBSEQUENT EVENTS (Details Narrative 2) (USD $)	1 Months Ended	6 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Feb. 28, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013	Mar. 08, 2013	Mar. 06, 2013	Mar. 01, 2013
Subsequent Events [Abstract]
Annual salary of CFO					$ 75,000
Ten year option to CFO					500,000
Ten year option to CFO, exercise price per share					$ 0.5
Base salary of CTO and President											195,000
Five year stock option granted to CTO and President											(1,000,000)
Base salary of COO											185,000
Five year option granted to COO											(500,000)
Five year stock options granted to directors									(100,000)
Options vesting, first and second anniversary									33.00%
Options vesting, third anniversary									34.00%
Revenue generated from sale of two real estate properties	440,000	1,052,320				576,477	576,477	1,628,797
Consideration for assets and assigned agreements										10,000
Additional services, billing per hour										350
Base rent of office lease										$ 4,774